The Best of America® All American AnnuitySM

Nationwide Life Insurance Company
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-7
The date of this prospectus is May 1, 2012.

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.  Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2012), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 47.  To obtain free copies of the Statement of Additional Information or to  make any other service or transaction requests, please contact the Service Center by one of the methods described in the "Contacting the Service Center" provision.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Variable annuity contracts involve investment risk and may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

All American Annuity (issued before 5/1/00)
•	AllianceBernstein Variable Products Series Fund, Inc.
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Invesco
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Oppenheimer Variable Account Funds
•	Putnam Variable Trust
•	Van Eck VIP Trust

All American Annuity (issued between 5/1/00 and 2/14/02)
•	AllianceBernstein Variable Products Series Fund, Inc.
•	Dreyfus
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Invesco
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	Putnam Variable Trust
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust

All American Annuity (issued on or after 2/15/02)
•	AllianceBernstein Variable Products Series Fund, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II

•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underling Mutual Funds." For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Variable Account may be allocated to the Fixed Account and/or the Guaranteed Term Options.

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.  This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract Owner- The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value- The total value of all Accumulation Units in a contract plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options, and any amounts transferred as a loan to the collateral Fixed Account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Fixed Account- An investment option that is funded by Nationwide's General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option- Investment options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account- A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.  All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

Service Center- The department of Nationwide responsible for receiving all service and transaction requests relating to the contract.  For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility.  For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Target Term Option- Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 pm EST, but may close earlier on certain days and as conditions warrant.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-7, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	7
Underlying Mutual Fund Annual Expenses	9
Example	10
Synopsis of the Contracts	10
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Condensed Financial Information	13
Financial Statements	13
Nationwide Life Insurance Company	13
Nationwide Investment Services Corporation.	13
Investing in the Contract	13
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
Contacting the Service Center	16
The Contract in General	17
Distribution, Promotional, and Sales Expenses
Underlying Mutual Funds Payments
Profitability
Contract Modification
Standard Charges and Deductions	18
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges, and Deductions	20
Reduced Purchase Payment Option
CDSC Options
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Extra Value Option
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	26
Contract Ownership	26
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	27
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	31
Surrender (Redemption) Prior to Annuitization	32
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Table of Contents (continued)	Page
Loan Privilege	33
Minimum and Maximum Loan Amounts
Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	34
Contract Owner Services	35
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	36
Annuitizing the Contract	36
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	40
Upon Death
Death Benefit Payment
Statements and Reports	43
Legal Proceedings	43
Table of Contents of Statement of Additional Information	47
Appendix A: Underlying Mutual Funds	48
Appendix B: Condensed Financial Information	69
Appendix C: Contract Types and Tax Information	109

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)								7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.
Loan Processing Fee								$252
Maximum Premium Tax Charge (as a percentage of purchase payments)								5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)								1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)5
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option Total Variable Account Charges (including this option only)	0.25%6 1.20%
Five Year CDSC Option Total Variable Account Charges (including this option only)	0.15%7 1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10%8 1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.00%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option9 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.15% 1.10%
One-Year Step Up Death Benefit Option10 (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.05% 1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option11 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.20% 1.15%
5% Enhanced Death Benefit Option12 (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.10% 1.05%
(continued on next page)

Recurring Contract Expenses (continued)
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.40%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.25%
Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
0.45%13 1.40%
Beneficiary Protector Option14
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40% 1.35%
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%15 1.45%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.65%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2011, charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect short-term trading fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.10%	1.68%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
(1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2) any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide assesses a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  This option is not available to contracts issued as Investment-only Contracts.

7 Range of Five Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

8 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver.  This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

9 This option may not be elected with another death benefit option.

10 This option may be elected alone or along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

11 This option may not be elected with another death benefit option.

12 This option may be elected alone or along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

13 Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
 14 This option may be elected at any time.

15 Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.65%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.68%)	$1,260	$2,169	$3,065	$5,449	*	$1,669	$2,765	$5,449	$560	$1,669	$2,765	$5,449
Minimum Total Underlying Mutual Fund Operating Expenses (0.10%)	$1,094	$1,694	$2,311	$4,131	*	$1,194	$2,011	$4,131	$394	$1,194	$2,011	$4,131

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant."

The contracts can be categorized as:

•	Charitable Remainder Trusts;
•	Investment-only Contracts (Qualified Plans) ;
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs, and
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Appendix C: Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing (see "Surrender (Redemption) Prior to Annuitization").  After the Annuitization Date, surrenders are not permitted (see "Surrender (Redemption) After Annuitization").

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
Investment-only (Qualified Plans)	$15,000	$1,000
IRA	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the Contract Owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Dollar Limit Restrictions

In addition to the potential purchase payment restrictions listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing, and maintaining variable annuity contracts.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

There are several CDSC options that are available to Contract Owners at the time of application.  The CDSC options each have different characteristics and costs.  The charge associated with each option is charged as a percentage of the Daily Net Assets of the Variable Account.  They are as follows:

Option	Contract Type	Charge
Five Year CDSC Option	All*	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Reduced Purchase Payment Option

If the Contract Owner elects the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum purchase payment to $1,000 and subsequent purchase payments to $25.  In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.  This option is not available for contracts issued as Investment-only Contracts.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option1	0.15%
One-Year Step Up Death Benefit Option2	0.05%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option3	0.20%
5% Enhanced Death Benefit Option4	0.10%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

1The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

3The Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application.  If the Contract Owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

Extra Value Option

An Extra Value Option is available under the contract at the time of application.  If the Contract Owner elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account.  Nationwide will discontinue deducting this charge seven years from the date the contract was issued.  Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account for the first seven Contract Years will be lowered by 0.45% due to the assessment of this charge.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.  If the Contract Owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Capital Preservation Plus Option

The Capital Preservation Plus Option may be elected at application.  If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits will be waived and only those charges applicable to the base contract will be assessed.  For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Nationwide will send annuity payments no later than seven days after each annuity payment date.

Taxation

How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract.  Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less withdrawals from the contract, any Extra Value Option credits, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less withdrawals from the contract, any Extra Value Option credits, and any applicable federal and state income tax withholding.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to "Appendix B: Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act").  In reliance on that exemption, Nationwide does not file periodic reports that would otherwise be required under the 1934 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-7 is a Variable Account that invests in the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  Nationwide established the Variable Account on July 22, 1994, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations.  Contract Owners can obtain prospectuses for underlying funds at any other time by contacting the Service Center.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract Owners should read these prospectuses carefully before investing.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-7 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters the Variable Account.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.

However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed.  When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.  Contract Owners can obtain a GTO prospectus by contacting the Service Center.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For Contract Owners that elect the following optional benefits, allocations made to the Guaranteed Term Options will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Extra Value Option	0.45%*
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%

*The GTO charge associated with this option will not be assessed after the end of the seventh Contract Year.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The Fixed Account is an investment option that is funded by the assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner's Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the Fixed Account allocation occurs.  If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than 12 months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Fixed Account Charges Assessed for Certain Optional Benefits

All guaranteed interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for Contract Owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

Optional Benefit	Fixed Account Charge
Extra Value Option	0.45%*
Beneficiary Protector Option	0.40%

*The Fixed Account charge associated with this option will not be assessed after the end of the seventh Contract Year.

Although there is a fee assessed to the assets in the Fixed Account when any of the above optional benefits are elected, Nationwide guarantees that the guaranteed interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472

•	by Internet at www.nationwide.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

The Contract in General

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued.  Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges.  This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, please contact the Service Center.

Nationwide will not contest the contract.

In order to comply with the USA Patroit Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual benefits and features guaranteed under the contracts.  These guarantees are the sole responsibility of Nationwide.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional, and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.50%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2011, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.60% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from this charge.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may generate a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first).

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

Some state jurisdictions require a lower CDSC schedule.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's General Account, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

a)	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

b)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:

1)	upon the annuitization of contracts which have been in force for at least two years;

2)	upon payment of a death benefit; or

3)	from any values which have been held under a contract for at least seven years (five years if the Five Year CDSC Option is elected).

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:

a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued.

Reduced Purchase Payment Option

If the Contract Owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.  In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.  This option is not available for Investment-only Contracts.  Nationwide may realize a profit from the charge assessed for this option.

The Contract Owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders, is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide.  Termination of the option will occur as of the date on the election form, and the charge for the option will no longer be assessed.  Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC Options

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the Contract Owner may choose the Five Year CDSC Option.  Nationwide may realize a profit from the charge assessed for this option.

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The Five Year CDSC Option applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal Without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year.  For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account, the Contract Owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC.  This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC.  Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.  Nationwide may realize a profit from the charge assessed for this option.

This option also contains a disability waiver.  Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account, the Contract Owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver.  Under this option, Nationwide will waive CDSC if two conditions are met:

1)	the Contract Owner has been the owner of the contract for 10 years; and

2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.

This option also contains a disability waiver.  Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.  Nationwide may realize a profit from the charge assessed for this option.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the Contract Owner of a Tax Sheltered Annuity can purchase the Hardship Waiver.  Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)).  The Contract Owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.  Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

The following death benefit options are available with the contracts.  Nationwide may realize a profit from charges assessed for any optional death benefit elected.

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of the death benefit option, are discussed in the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of the death benefit option, is discussed in the "Death Benefit Payment" provision.

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of the death benefit option, are discussed in the "Death Benefit Payment" provision.

5% Enhanced Death Benefit

Until state approval is received for the Greater of One-Year  or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of the death benefit option, is discussed in the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the Contract Owner could have purchased one of two Guaranteed Minimum Income Benefit ("GMIB") options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen.  GMIB options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances.  A GMIB may afford protection against unfavorable investment performance.

Nationwide may realize a profit from the charge assessed for these options.

Extra Value Option

Applicants should be aware of the following prior to electing the Extra Value Option:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)
If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for surrender.

(5)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

For an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account, the Contract Owner can purchase the Extra Value Option at the time of application.  Allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account for the first seven Contract Years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  This credit is funded from Nationwide's General Account.  The amount credited will be allocated among the Sub-Accounts, the Fixed Account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective Contract Owners to choose between two different Variable Account charge structures for the first seven years of the contract.

If the Extra Value Option is elected and no additional optional benefits are elected, the total Variable Account charges under the contract will be an annualized rate of 1.40% of the Daily Net Assets of the Variable Account for the first seven years of the contract.  If the Extra Value Option is not elected, total Variable Account charges will be an annualized rate of 0.95% (assuming no other optional benefits are elected) of the Daily Net Assets of the Variable Account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective Contract Owner believes it is more advantageous to have:

a)	a 1.40% Variable Account charge for the first seven years of the contract, plus the Extra Value Option credit; or

b)	a 0.95% Variable Account charge for the first seven years of the contract, without the Extra Value Option credit.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

a)	the Contract Owner elects to surrender the contract pursuant to the contractual free look provisions; or

b)	withdrawals that are subject to a CDSC are taken before the end of the seventh Contract Year.

If the contract is surrendered pursuant to the contractual free look, Nationwide will recapture the full credited amount.  In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contract.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture.  For example, if a Contract Owner withdraws 13% of purchase payments made within the first Contract Year, 3% of the amount credited will be recaptured by Nationwide, since the Contract Owner may withdraw only 10% of purchase payments without a CDSC.  This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion as allocated by the Contract Owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code.  In addition, no recapture will take place after the seventh Contract Year.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, the Contract Owner may purchase a Beneficiary Protector Option.  Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the Annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as Annuitant and co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the co-Annuitant does not have any rights under this benefit unless the co-Annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the Annuitant.  Upon the death of the Annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions, as applicable; or

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a = the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:

a = Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals; and

d = any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:

a)	Nationwide will credit an amount equal to 4% of the Contract Value on the contract anniversary to the contract;

b)	the benefit will terminate and will no longer be in effect; and

c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the Sub-Accounts, the Fixed Account, and the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (three, five, seven, or ten years -- the "program period").  Effective May 1, 2011, the only CPP program period available is the 10-year CPP program period; CPP program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current CPP program period.  Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the Fixed Account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to Contract Owner instructions.

If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all of part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among underlying funds or the Fixed Account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the Fixed Account.  This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Note:  The Capital Preservation Plus Option option was not available before May 1, 2003.

Conditions Associated with the Capital Preservation Plus Option

A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•
If, while the Capital Preservation Plus Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Fixed Account and/or the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.

Nationwide makes only certain underlying mutual funds available when a Contract Owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

The Fixed Account and the following underlying mutual funds only are available when the Capital Preservation Plus Option is elected:

Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Mid Cap Portfolio: Service Class 2

Invesco
•	Invesco V.I. Core Equity Fund: Series II
•	Invesco Van Kampen V.I. American Franchise Fund: Series II

•	Invesco Van Kampen V.I. Comstock Fund: Series II
•	Invesco Van Kampen V.I. Mid Cap Growth Fund:
 Series II

Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy

MFS® Variable Insurance Trust
•	MFS Value Series: Service Class

Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	NVIT CardinalSM Aggressive Fund: Class II
•	NVIT CardinalSM Balanced Fund: Class II
•	NVIT CardinalSM Capital Appreciation Fund: Class II
•	NVIT CardinalSM Conservative Fund: Class II
•	NVIT CardinalSM Moderate Fund: Class II
•	NVIT CardinalSM Moderately Aggressive Fund: Class II
•	NVIT CardinalSM Moderately Conservative Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund:
Class II
•	NVIT Mid Cap Index Fund: Class II
•	NVIT Money Market Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value: Class II
•	NVIT Nationwide Fund: Class II
•	NVIT Short Term Bond Fund: Class II

Oppenheimer Variable Account Funds
•	Oppenheimer Global Strategic Income Fund/VA: Service Shares
•	Oppenheimer Main Street Fund®/VA: Service Shares

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009:

Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares

Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund
•	VIP Dynamic Capital Appreciation Portfolio: Service Class 2
•	VIP Growth & Income Portfolio: Service Class 2
•	VIP Value Strategies Portfolio: Service Class 2

MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class
•	MFS Mid Cap Growth Series: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth & Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio:
Class B
•	AllianceBernstein Large Cap Growth Portfolio: Class B

Federated Insurance Series
•	Federated Capital Appreciation Fund II: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Growth Strategies Portfolio: Service Class 2

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives Sub-Account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to Contract Owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the Contract Owner takes a surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term

Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.

During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the Contract Owner elected a program period matching a seven year Guaranteed Term Option, upon reaching the fifth anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at the Service Center within 60 days after the option's fifth anniversary.

If the Contract Owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the seventh anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at the Service Center within 60 days after the option's seventh anniversary.

If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investments allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments.  If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%.  Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in Contract Ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in Contract Ownership must be submitted in writing and recorded at the Service Center.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The Contract Owner may also request a change in the Annuitant, contingent Annuitant, contingent owner,

beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received at the Service Center before the Annuitization Date.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the Contract Owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no contingent annuitant.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the Annuitant dies.  The Contract Owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
Investment-only	$15,000	$1,000
IRA	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the Contract Owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or co-Annuitant.  If upon notification of death of the Contract Owner(s), the Annuitant or co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to five business days while attempting to complete it.  If the application is not completed within five business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received at the Service Center. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account, and/or Guaranteed Term Options as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract Owners can change allocations or make exchanges among the Sub-Accounts, Fixed Account, or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

1)	the value of amounts allocated to the Sub-Accounts of the Variable Account;

2)	amounts allocated to the Fixed Account; and

3)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); and

b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

c)
is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner.  The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the Daily Net Assets of the Variable Account, depending on which optional benefits the Contract Owner elects.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn;

2)	adding any interest earned on the amounts allocated; and

3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or to a Guaranteed Term Option

Contract Owners may request to have Fixed Account allocations transferred to the Variable Account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account or to a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed Account allocation reaching the end of an interest rate guarantee period.  Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account to the Variable Account under the terms of that program (see "Dollar Cost Averaging").

If there is Contract Value allocated to the Fixed Account at the time the Capital Preservation Plus Option is elected, the Fixed Account interest rate guarantee period will end and that Contract Value may be transferred according to the terms of the option elected.

Transfers to the Fixed Account

Contract Owners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the Variable Account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.  However, where permitted by state law, Nationwide reserves the right to refuse transfers to the Fixed Account (whether from the Variable Account or a Guaranteed Term Option) at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  Within 45 days after the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.

For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only two underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less withdrawals from the contract, any Extra Value Option credit, and any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less withdrawals from the contract, any Extra Value Option credit, and any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

For those jurisdictions that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If the Extra Value Option is elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured.  No recapture will take place after the seventh Contract Year.  The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the Sub-Accounts within seven days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a tax penalty (see "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information").

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The Contract Owner may take the CDSC from either:

a)	the amount requested; or

b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the Contract Owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of any Extra Value Option credit;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the Fixed Account and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (as described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)	The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities can take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Loan Processing Fee

Nationwide charges a loan processing fee at the time each new loan is processed.  This fee will not exceed $25 per loan processed.  The loan processing fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.  If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Value to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity.  Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.  Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts:

Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares (only available in contracts for which good order applications were received before May 1, 2008)

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class 2R

Nationwide Variable Insurance Trust
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I

to any other Sub-Account(s).  Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.  Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to six months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging."

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.  Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account.  Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including the enhanced rate Fixed Account, for a period of up to six months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals.

If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver);

2)	an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or

3)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the following table:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and Contract Owner's age are determined as of the date the request for the withdrawal program is recorded by the Service Center.  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawals programs.  Systematic Withdrawals are not available before the end of the free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least two years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in "Appendix C: Contract Types and Tax Information").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise.  Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in "Appendix A: Underlying Mutual Funds."

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges may only be made on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than seven days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

GMIBs are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

A GMIB is a benefit which ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the Contract Owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the Annuitant's 86th birthday; and

b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as the reductions to the Contract Value caused by surrenders.  For example, a surrender which reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:

1)	the application of additional purchase payments;

2)	surrenders; or

3)	transfers from the Variable Account,

then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.

If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of the Variable Account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest Contract Value on any contract anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)	after the contract has been in effect for seven years; and

2)	the Annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The Contract Owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;
•	Joint and Last Survivor Annuity; and
•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is irrevocable and will remain for as long as the contract remains in force.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦ A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦ The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.

♦ Please take advantage of the guidance of a qualified financial advisor in evaluating the GMIB options, and all other aspects of the contract.

♦ The GMIB may not be approved in all state jurisdictions.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.  If an annuity payment option is not elected, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

The annuity payment options are:

1)
Life Annuity. An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity. An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option one, there is no guaranteed number of payments.  Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit payment will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed. An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	and …	and …	then the …
Contract Owner	The Contract Owner is not the Annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is a contingent owner but no surviving joint owner	Contingent owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving Contract Owner becomes the new Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is the Annuitant	There is a surviving beneficiary	Death benefit is paid to the beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the surviving Contract Owner.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving beneficiary, no surviving contingent beneficiary and no surviving Contract Owner	Death benefit is paid to the estate of the Contract Owner.
Annuitant	The Annuitant is not the Contract Owner	There is a surviving contingent annuitant	Surviving contingent annuitant becomes the Annuitant and no death benefit is paid.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant	Death benefit is paid to the beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant and no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the Contract Owner.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving Contract Owner	Death benefit is paid to the last surviving Contract Owner's estate.

If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the Annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the Annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will be paid to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

Distributions will be made pursuant to the "Required Distributions" provisions in "Appendix C: Contract Types and Tax Information."

If death occurs after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract Owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the Annuitant's death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.

After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or the Guaranteed Term Options will remain invested and will not be allocated to the available money market Sub-Account.

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value as of the most recent five-year contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Spousal Protection Feature

The One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature.  The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs, and Roth IRAs, provided the following conditions are satisfied:

1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs or Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the sole Contract Owner;

2)	The spouses must be co-Annuitants;

3)	Both co-Annuitants must be age 85 or younger at the time the contract is issued;

4)	The spouses must each be named as beneficiaries;

5)	No person other than a spouse may be named as Contract Owner, Annuitant or primary beneficiary;

6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for contracts issued as IRAs or Roth IRAs, this person will be the Contract Owner);

7)	If a co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-Annuitant; and

8)
If a co-Annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the Service Center.  In addition, the date of marriage must be after the election of the death benefit option.

If the marriage of the co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.

Long-Term Care/Nursing Home and Terminal Illness Waiver

All of the death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver, which may be invoked when the following conditions are satisfied.  This benefit may not be available in every state.

No CDSC will be charged if:

1)	the third contract anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

2)
the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness  and Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.  For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server.  To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF CONTRACT OWNER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center.  Nationwide will reinstitute delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.  On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.  On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification. On March 30, 2012 the Company filed its brief in opposition to the class certification motion. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.  On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice. In other non-Nationwide cases, plaintiff's counsel has re-filed actions. The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACO Research Foundation, NACO Financial Services Corp., NACO Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACO, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACO.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACO to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACO and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACO to forfeit the fees that NACO received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACO from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Investment Company Act of 1940 Registration File No. 811-08666
Securities Act of 1933 Registration File No. 033-89560

Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees").
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

All American Annuity (issued before 5/1/00)

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Maximize total return.

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Income and capital growth consistent with reasonable risk.

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return through a combination of current income and capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Advisor:                                                                     Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	Total return.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.

Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Effective May 1, 2012 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Invesco - Invesco V.I. Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. International Growth Fund: Series II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II (formerly, Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

All American Annuity (issued between 5/1/00 and 2/14/02)

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio:  Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Maximize total return.

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Income and capital growth consistent with reasonable risk.

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return through a combination of current income and capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	Total return.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.

Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Invesco - Invesco V.I. Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. International Growth Fund: Series II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II (formerly, Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investingprimarily in a diversified portfolio of fixed income securities.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

All American Annuity (Issued on or after 2/15/2002)

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return through a combination of current income and capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Invesco - Invesco V.I. Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. International Growth Fund: Series II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II (formerly, Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with all optional benefits available on December 31, 2011 (the maximum Variable Account charge of 3.65%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your contract, please contact the Service Center to request the Statement of Additional Information.

The following Sub-Accounts were added after December 31, 2011.  Therefore no Condensed Financial Information is available:

Invesco

•	Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II

Van Eck VIP Trust

•	Van Eck VIP Global Hard Assets Fund: Initial Class

•	Van Eck VIP Global Hard Assets Fund: Service Class

No Additional Contract Options Elected - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.345789	11.920416	5.06%	57,420
2010	10.154851	11.345789	11.73%	79,485
2009	8.518751	10.154851	19.21%	70,319
2008	14.502070	8.518751	-41.26%	72,703
2007	13.963274	14.502070	3.86%	99,420
2006	12.050226	13.963274	15.88%	111,801
2005	11.630926	12.050226	3.61%	143,983
2004	10.557705	11.630926	10.17%	159,552
2003	8.063673	10.557705	30.93%	141,853
2002*	10.000000	8.063673	-19.36%	53,878
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.098319	13.644113	-20.20%	12,575
2010	16.550635	17.098319	3.31%	18,988
2009	12.436431	16.550635	33.08%	21,906
2008	26.876347	12.436431	-53.73%	37,979
2007	25.700831	26.876347	4.57%	52,545
2006	19.202846	25.700831	33.84%	76,926
2005	16.637896	19.202846	15.42%	101,552
2004	13.449768	16.637896	23.70%	121,066
2003	9.432937	13.449768	42.58%	127,258
2002*	10.000000	9.432937	-5.67%	59,648
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.826450	10.321320	-4.67%	28,478
2010	9.951821	10.826450	8.79%	40,427
2009	7.328126	9.951821	35.80%	42,263
2008	12.294106	7.328126	-40.39%	49,685
2007	10.925274	12.294106	12.53%	53,884
2006	11.100924	10.925274	-1.58%	62,972
2005	9.758629	11.100924	13.75%	80,998
2004	9.093369	9.758629	7.32%	80,291
2003	7.441659	9.093369	22.20%	87,983
2002*	10.000000	7.441659	-25.58%	33,018

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.233263	18.313487	-9.49%	43,615
2010	16.136600	20.233263	25.39%	65,258
2009	11.419896	16.136600	41.30%	70,928
2008	17.944104	11.419896	-36.36%	91,218
2007	17.844547	17.944104	0.56%	106,150
2006	15.774935	17.844547	13.12%	151,266
2005	14.935414	15.774935	5.62%	183,543
2004	12.663214	14.935414	17.94%	188,363
2003	9.074030	12.663214	39.55%	170,489
2002*	10.000000	9.074030	-9.26%	103,116
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.155568	12.556505	-4.55%	81,063
2010	12.100570	13.155568	8.72%	60,522
2009*	10.000000	12.100570	21.01%	53,117
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.949479	13.067548	0.91%	15,229
2010	11.384371	12.949479	13.75%	23,822
2009	9.097737	11.384371	25.13%	33,103
2008	14.612382	9.097737	-37.74%	34,684
2007	14.016677	14.612382	4.25%	40,161
2006	12.251936	14.016677	14.40%	52,038
2005	11.814824	12.251936	3.70%	61,796
2004	10.780980	11.814824	9.59%	59,545
2003	8.479269	10.780980	27.15%	45,367
2002*	10.000000	8.479269	-15.21%	13,566
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.347420	14.441674	0.66%	54,594
2010	12.646561	14.347420	13.45%	55,172
2009	10.129613	12.646561	24.85%	76,445
2008	16.316126	10.129613	-37.92%	70,027
2007	15.690301	16.316126	3.99%	84,051
2006	13.749606	15.690301	14.11%	88,385
2005	13.291809	13.749606	3.44%	97,892
2004	12.160415	13.291809	9.30%	88,725
2003*	10.000000	12.160415	21.60%	40,450
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.667501	10.920234	-6.40%	34,517
2010	10.423485	11.667501	11.93%	52,438
2009	9.290933	10.423485	12.19%	21,764
2008	13.336768	9.290933	-30.34%	35,678
2007	12.281281	13.336768	8.59%	46,245
2006	10.708715	12.281281	14.68%	49,882
2005	10.630920	10.708715	0.73%	54,315
2004	10.020448	10.630920	6.09%	58,888
2003	8.166548	10.020448	22.70%	50,006
2002*	10.000000	8.166548	-18.33%	2,426

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.622881	19.354396	3.93%	65,016
2010	16.437282	18.622881	13.30%	90,529
2009	10.883576	16.437282	51.03%	88,160
2008	14.867763	10.883576	-26.80%	114,570
2007	14.547732	14.867763	2.20%	140,536
2006	13.283201	14.547732	9.52%	134,925
2005	13.112408	13.283201	1.30%	149,138
2004	12.017175	13.112408	9.11%	170,112
2003	9.961494	12.017175	20.64%	167,604
2002*	10.000000	9.961494	-0.39%	70,881
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.215737	14.361317	1.02%	110,228
2010	13.254333	14.215737	7.25%	140,595
2009	11.136757	13.254333	19.01%	138,320
2008	12.162159	11.136757	-8.43%	135,334
2007	11.679120	12.162159	4.14%	167,850
2006	11.346099	11.679120	2.94%	195,547
2005	11.342662	11.346099	0.03%	224,470
2004	11.083492	11.342662	2.34%	237,601
2003	10.714121	11.083492	3.45%	227,751
2002*	10.000000	10.714121	7.14%	66,940
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.393047	14.837240	-3.61%	56,131
2010	13.615255	15.393047	13.06%	63,074
2009	10.660610	13.615255	27.72%	75,188
2008	15.120808	10.660610	-29.50%	87,248
2007	13.234098	15.120808	14.26%	110,970
2006	12.459223	13.234098	6.22%	151,347
2005	12.102993	12.459223	2.94%	263,749
2004	11.597568	12.102993	4.36%	332,580
2003	9.930554	11.597568	16.79%	357,763
2002	10.999576	9.930554	-9.72%	383,580
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.395911	11.932641	-3.74%	28,701
2010	10.981394	12.395911	12.88%	30,746
2009	8.610314	10.981394	27.54%	39,701
2008	12.227478	8.610314	-29.58%	55,215
2007	10.718860	12.227478	14.07%	65,693
2006	10.100610	10.718860	6.12%	62,485
2005	9.825739	10.100610	2.80%	70,708
2004	9.431645	9.825739	4.18%	89,530
2003	8.092651	9.431645	16.55%	97,002
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.440622	12.479183	-7.15%	43,346
2010	11.680069	13.440622	15.07%	54,556
2009	8.880327	11.680069	31.53%	59,922
2008	13.982048	8.880327	-36.49%	69,006
2007	11.875443	13.982048	17.74%	86,538
2006	11.220533	11.875443	5.84%	115,854
2005	10.914085	11.220533	2.81%	160,692
2004	10.409481	10.914085	4.85%	194,948
2003	8.533857	10.409481	21.98%	219,814
2002	10.200998	8.533857	-16.34%	236,969

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.330835	9.571829	-7.35%	20,514
2010	8.989413	10.330835	14.92%	24,883
2009	6.854201	8.989413	31.15%	32,052
2008	10.802711	6.854201	-36.55%	37,592
2007	9.196192	10.802711	17.47%	61,574
2006	8.699189	9.196192	5.71%	48,474
2005	8.480063	8.699189	2.58%	50,366
2004	8.105040	8.480063	4.63%	56,099
2003	6.651197	8.105040	21.86%	70,196
2002	7.977579	6.651197	-16.63%	100,130
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.515456	14.787659	-4.69%	117,927
2010	13.276017	15.515456	16.87%	161,995
2009	9.687491	13.276017	37.04%	204,492
2008	14.823977	9.687491	-34.65%	228,580
2007	13.743893	14.823977	7.86%	333,104
2006	12.428712	13.743893	10.58%	390,536
2005	11.881112	12.428712	4.61%	593,900
2004	11.378129	11.881112	4.42%	727,478
2003	9.774081	11.378129	16.41%	801,137
2002	10.814571	9.774081	-9.62%	865,147
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.221071	12.594695	-4.74%	32,391
2010	11.335109	13.221071	16.64%	53,546
2009	8.273288	11.335109	37.01%	64,128
2008	12.684095	8.273288	-34.77%	87,863
2007	11.779311	12.684095	7.68%	135,397
2006	10.665568	11.779311	10.44%	139,832
2005	10.203676	10.665568	4.53%	141,068
2004	9.797323	10.203676	4.15%	178,378
2003	8.424432	9.797323	16.30%	207,810
2002	9.339561	8.424432	-9.80%	191,788
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.272186	8.937704	-3.61%	14,721
2010	7.928775	9.272186	16.94%	18,442
2009	5.889554	7.928775	34.62%	25,033
2008	10.110334	5.889554	-41.75%	32,262
2007	9.546663	10.110334	5.90%	36,572
2006	8.454825	9.546663	12.91%	47,617
2005	7.055437	8.454825	19.83%	46,647
2004	7.033439	7.055437	0.31%	54,042
2003	5.672624	7.033439	23.99%	77,705
2002	6.173069	5.672624	-8.11%	86,384

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.126397	8.789653	-3.69%	33,175
2010	7.809318	9.126397	16.87%	37,595
2009	5.806254	7.809318	34.50%	46,911
2008	9.994478	5.806254	-41.91%	71,380
2007	9.454587	9.994478	5.71%	88,537
2006	8.386446	9.454587	12.74%	79,659
2005	7.016003	8.386446	19.53%	89,303
2004	6.993633	7.016003	0.32%	99,179
2003	5.652536	6.993633	23.73%	101,166
2002	6.173063	5.652536	-8.43%	104,738
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.931478	13.917919	-0.10%	286,532
2010	12.221108	13.931478	14.00%	349,358
2009	9.488733	12.221108	28.80%	420,240
2008	16.720156	9.488733	-43.25%	492,383
2007	16.645426	16.720156	0.45%	623,959
2006	13.994543	16.645426	18.94%	838,535
2005	13.359203	13.994543	4.76%	1,165,130
2004	12.109002	13.359203	10.32%	1,354,269
2003	9.388005	12.109002	28.98%	1,429,082
2002	11.419115	9.388005	-17.79%	1,504,505
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.284886	12.248111	-0.30%	312,828
2010	10.792679	12.284886	13.83%	400,882
2009	8.389172	10.792679	28.65%	475,690
2008	14.810452	8.389172	-43.36%	569,204
2007	14.765380	14.810452	0.31%	656,471
2006	12.429524	14.765380	18.79%	734,327
2005	11.886287	12.429524	4.57%	786,437
2004	10.788373	11.886287	10.18%	871,665
2003	8.376451	10.788373	28.79%	850,853
2002	10.207668	8.376451	-17.94%	712,785
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.311898	13.393309	0.61%	198,075
2010	11.720919	13.311898	13.57%	238,888
2009	9.305806	11.720919	25.95%	295,894
2008	16.135980	9.305806	-42.33%	351,644
2007	14.545949	16.135980	10.93%	436,009
2006	12.994400	14.545949	11.94%	590,158
2005	12.200303	12.994400	6.51%	901,347
2004	11.647192	12.200303	4.75%	1,122,362
2003	9.513687	11.647192	22.43%	1,281,552
2002	11.529603	9.513687	-17.48%	1,491,640

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.089802	10.129951	0.40%	120,881
2010	8.892841	10.089802	13.46%	138,019
2009	7.068523	8.892841	25.81%	160,110
2008	12.282570	7.068523	-42.45%	186,480
2007	11.086398	12.282570	10.79%	268,753
2006	9.917472	11.086398	11.79%	252,838
2005	9.322472	9.917472	6.38%	302,865
2004	8.919227	9.322472	4.52%	359,222
2003	7.294561	8.919227	22.27%	422,575
2002	8.856439	7.294561	-17.64%	362,580
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.651692	13.541366	-0.81%	304,027
2010	11.109889	13.651692	22.88%	381,973
2009	8.752739	11.109889	26.93%	455,712
2008	16.747197	8.752739	-47.74%	515,417
2007	13.327515	16.747197	25.66%	648,958
2006	12.606342	13.327515	5.72%	900,240
2005	12.043664	12.606342	4.67%	1,392,430
2004	11.774891	12.043664	2.28%	1,722,252
2003	8.952843	11.774891	31.52%	1,985,368
2002	12.949436	8.952843	-30.86%	2,256,555
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.172026	7.101719	-0.98%	371,501
2010	5.845848	7.172026	22.69%	463,679
2009	4.612133	5.845848	26.75%	563,562
2008	8.837119	4.612133	-47.81%	591,839
2007	7.044335	8.837119	25.45%	834,003
2006	6.673130	7.044335	5.56%	843,820
2005	6.385591	6.673130	4.50%	1,045,695
2004	6.251628	6.385591	2.14%	1,266,240
2003	4.761956	6.251628	31.28%	1,425,145
2002	6.897293	4.761956	-30.96%	1,437,002
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.949048	9.868027	-9.87%	3,040
2010	8.865264	10.949048	23.51%	2,823
2009	6.405486	8.865264	38.40%	4,933
2008	12.649260	6.405486	-49.36%	5,391
2007	10.867980	12.649260	16.39%	5,103
2006	10.119554	10.867980	7.40%	4,214
2005	9.461442	10.119554	6.96%	9,863
2004	8.665897	9.461442	9.18%	8,964
2003	6.705285	8.665897	29.24%	16,072
2002	9.189889	6.705285	-27.04%	19,446

Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.706393	9.627585	-10.08%	13,929
2010	8.669282	10.706393	23.50%	19,959
2009	6.281889	8.669282	38.00%	34,948
2008	12.412207	6.281889	-49.39%	46,268
2007	10.681977	12.412207	16.20%	38,522
2006	9.958447	10.681977	7.27%	40,665
2005	9.331368	9.958447	6.72%	50,876
2004	8.567408	9.331368	8.92%	60,641
2003	6.638994	8.567408	29.05%	56,386
2002	9.134111	6.638994	-27.32%	41,461
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.514908	12.882932	2.94%	172,288
2010	11.103919	12.514908	12.71%	210,423
2009	7.797205	11.103919	42.41%	253,784
2008	10.504908	7.797205	-25.78%	298,047
2007	10.331749	10.504908	1.68%	400,424
2006	9.381882	10.331749	10.12%	549,557
2005	9.238518	9.381882	1.55%	930,518
2004	8.520424	9.238518	8.43%	1,237,967
2003	6.774892	8.520424	25.76%	1,465,973
2002	6.601032	6.774892	2.63%	1,536,275
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.117755	13.476208	2.73%	86,023
2010	11.650592	13.117755	12.59%	118,171
2009	8.198818	11.650592	42.10%	151,742
2008	11.057436	8.198818	-25.85%	199,810
2007	10.887295	11.057436	1.56%	225,645
2006	9.899993	10.887295	9.97%	305,679
2005	9.768796	9.899993	1.34%	324,629
2004	9.016435	9.768796	8.34%	349,998
2003	7.181521	9.016435	25.55%	345,680
2002	7.018847	7.181521	2.32%	260,620
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.672359	11.982738	2.66%	47,719
2010	10.356071	11.672359	12.71%	39,645
2009	7.286115	10.356071	42.13%	68,435
2008	9.832015	7.286115	-25.89%	39,234
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.715202	12.067766	3.01%	20,926
2010	10.405860	11.715202	12.58%	26,436
2009	7.299062	10.405860	42.56%	32,746
2008	9.822626	7.299062	-25.69%	39,234
2007*	10.000000	9.822626	-1.77%	40,948

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.550928	13.696126	1.07%	472,511
2010	11.893972	13.550928	13.93%	532,432
2009	9.484550	11.893972	25.40%	629,939
2008	15.198970	9.484550	-37.60%	750,481
2007	14.553901	15.198970	4.43%	922,127
2006	12.696132	14.553901	14.63%	1,129,824
2005	12.227709	12.696132	3.83%	1,548,199
2004	11.160330	12.227709	9.56%	1,861,314
2003	8.774550	11.160330	27.19%	2,024,666
2002	11.393756	8.774550	-22.99%	2,290,203
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.533414	19.704129	6.32%	194,977
2010	17.356501	18.533414	6.78%	267,049
2009	15.142153	17.356501	14.62%	299,932
2008	15.800825	15.142153	-4.17%	362,007
2007	15.288575	15.800825	3.35%	435,210
2006	14.791523	15.288575	3.36%	533,999
2005	14.612721	14.791523	1.22%	873,622
2004	14.123617	14.612721	3.46%	1,040,242
2003	13.553721	14.123617	4.20%	1,235,795
2002	12.401055	13.553721	9.29%	1,500,734
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	44.392274	39.259010	-11.56%	84,806
2010	34.822634	44.392274	27.48%	100,835
2009	25.109155	34.822634	38.69%	128,518
2008	41.907166	25.109155	-40.08%	147,761
2007	36.637278	41.907166	14.38%	192,235
2006	32.851594	36.637278	11.52%	258,138
2005	28.058024	32.851594	17.08%	371,218
2004	22.702985	28.058024	23.59%	404,129
2003	16.546164	22.702985	37.21%	406,719
2002	18.539590	16.546164	-10.75%	440,069
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.238327	22.285970	-11.70%	260,639
2010	19.817965	25.238327	27.35%	313,603
2009	14.316820	19.817965	38.42%	403,970
2008	23.933598	14.316820	-40.18%	447,847
2007	20.950870	23.933598	14.24%	572,625
2006	18.817342	20.950870	11.34%	586,921
2005	16.097219	18.817342	16.90%	654,793
2004	13.037094	16.097219	23.47%	683,124
2003	9.520360	13.037094	36.94%	648,693
2002	10.682634	9.520360	-10.88%	529,772

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.287525	13.176009	-0.84%	214,691
2010	13.382447	13.287525	-0.71%	227,471
2009	13.414096	13.382447	-0.24%	231,207
2008	13.144676	13.414096	2.05%	261,731
2007	12.617804	13.144676	4.18%	237,432
2006	12.144529	12.617804	3.90%	309,593
2005	11.898561	12.144529	2.07%	456,269
2004	11.869460	11.898561	0.25%	501,943
2003	11.864802	11.869460	0.04%	691,331
2002	11.779111	11.864802	0.73%	1,038,673
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.617902	11.984794	-18.01%	90,022
2010	13.061075	14.617902	11.92%	112,397
2009	10.429094	13.061075	25.24%	124,544
2008	18.757073	10.429094	-44.40%	145,454
2007	16.157718	18.757073	16.09%	226,876
2006	13.830162	16.157718	16.83%	309,179
2005	11.735924	13.830162	17.84%	401,941
2004	10.440294	11.735924	12.41%	495,754
2003	7.360327	10.440294	41.85%	670,769
2002	9.328759	7.360327	-21.10%	723,911
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.141934	8.303849	-18.12%	81,474
2010	9.074924	10.141934	11.76%	95,718
2009	7.258691	9.074924	25.02%	121,744
2008	13.077072	7.258691	-44.49%	149,828
2007	11.279661	13.077072	15.93%	207,045
2006	9.669103	11.279661	16.66%	199,202
2005	8.218017	9.669103	17.66%	227,844
2004	7.321997	8.218017	12.24%	245,677
2003	5.168011	7.321997	41.68%	341,042
2002	6.559449	5.168011	-21.21%	300,831
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.654022	11.172695	-18.17%	51,285
2010	12.217902	13.654022	11.75%	66,931
2009	9.774227	12.217902	25.00%	84,391
2008	17.604506	9.774227	-44.48%	99,816
2007	15.183864	17.604506	15.94%	132,166
2006	13.011372	15.183864	16.70%	108,433
2005	11.062514	13.011372	17.62%	121,104
2004*	10.000000	11.062514	10.63%	92,336
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.804431	11.307680	-18.09%	18,345
2010	12.332349	13.804431	11.94%	23,488
2009	9.843130	12.332349	25.29%	25,979
2008	17.707294	9.843130	-44.41%	32,372
2007	15.251016	17.707294	16.11%	42,949
2006	13.053761	15.251016	16.83%	42,428
2005	11.081467	13.053761	17.80%	52,818
2004*	10.000000	11.081467	10.81%	54,398

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.016300	11.598910	-3.47%	9,455
2010	10.304295	12.016300	16.61%	14,095
2009	7.308412	10.304295	40.99%	16,642
2008	13.799636	7.308412	-47.04%	18,663
2007	13.660429	13.799636	1.02%	22,690
2006	12.038700	13.660429	13.47%	24,676
2005	11.456949	12.038700	5.08%	40,674
2004	10.413792	11.456949	10.02%	41,130
2003	7.841551	10.413792	32.80%	29,650
2002	9.398824	7.841551	-16.57%	35,813
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.840221	11.413859	-3.60%	7,750
2010	10.172002	11.840221	16.40%	12,695
2009	7.226735	10.172002	40.76%	16,932
2008	13.663746	7.226735	-47.11%	13,091
2007	13.543522	13.663746	0.89%	16,161
2006	11.951119	13.543522	13.32%	16,771
2005	11.400022	11.951119	4.83%	17,572
2004	10.375517	11.400022	9.87%	20,138
2003	7.831908	10.375517	32.48%	21,687
2002	9.398827	7.831908	-16.67%	27,871
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.101760	13.606702	-9.90%	33,586
2010	12.068055	15.101760	25.14%	54,542
2009	7.752848	12.068055	55.66%	58,564
2008	16.067871	7.752848	-51.75%	62,536
2007	15.385653	16.067871	4.43%	75,039
2006	13.389417	15.385653	14.91%	85,234
2005	13.197226	13.389417	1.46%	99,801
2004	11.704033	13.197226	12.76%	116,745
2003	7.508854	11.704033	55.87%	102,971
2002*	10.000000	7.508854	-24.91%	17,344
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.318350	9.087691	-2.48%	3,981
2010	8.532754	9.318350	9.21%	18,393
2009	6.613814	8.532754	29.01%	24,527
2008*	10.000000	6.613814	-33.86%	1,288
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.954587	10.818875	-1.24%	12,924
2010	10.123306	10.954587	8.21%	16,467
2009	7.985772	10.123306	26.77%	25,905
2008	11.570885	7.985772	-30.98%	24,344
2007	10.829258	11.570885	6.85%	32,562
2006*	10.000000	10.829258	8.29%	39,136

Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.575298	18.033964	-7.87%	5,561
2010	17.550194	19.575298	11.54%	7,334
2009	13.133381	17.550194	33.63%	7,975
2008	22.302281	13.133381	-41.11%	10,143
2007	19.674838	22.302281	13.35%	14,195
2006	15.532428	19.674838	26.67%	31,715
2005	13.322530	15.532428	16.59%	39,656
2004	10.872930	13.322530	22.53%	50,095
2003	8.536008	10.872930	27.38%	50,613
2002*	10.000000	8.536008	-14.64%	42,473
Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.431370	10.599433	-7.28%	37,371
2010	9.652435	11.431370	18.43%	40,896
2009	5.883153	9.652435	64.07%	38,683
2008	11.672599	5.883153	-49.60%	45,903
2007	10.103560	11.672599	15.53%	53,039
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.916674	12.524523	-3.04%	116,434
2010	11.271373	12.916674	14.60%	148,785
2009	8.862011	11.271373	27.19%	178,003
2008	13.936612	8.862011	-36.41%	196,312
2007	14.406434	13.936612	-3.26%	257,596
2006	12.533288	14.406434	14.95%	275,958
2005	12.153669	12.533288	3.12%	324,377
2004	10.449205	12.153669	16.31%	305,277
2003	8.067168	10.449205	29.53%	245,843
2002*	10.000000	8.067168	-19.33%	131,010
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.798332	11.763500	-8.09%	30,029
2010	11.889585	12.798332	7.64%	20,301
2009*	10.000000	11.889585	18.90%	10,042
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.348968	11.282968	-0.58%	36,514
2010	10.216316	11.348968	11.09%	41,405
2009	7.415265	10.216316	37.77%	39,524
2008	11.879496	7.415265	-37.58%	44,524
2007	10.803041	11.879496	9.96%	62,681
2006	10.163946	10.803041	6.29%	68,194
2005	9.845041	10.163946	3.24%	76,776
2004	9.120027	9.845041	7.95%	85,737
2003	7.509879	9.120027	21.44%	82,145
2002*	10.000000	7.509879	-24.90%	30,610

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.378876	8.717264	-7.05%	56,164
2010	7.328525	9.378876	27.98%	77,908
2009	5.238093	7.328525	39.91%	85,869
2008	10.925111	5.238093	-52.05%	95,583
2007	10.072625	10.925111	8.46%	111,473
2006	9.940634	10.072625	1.33%	117,990
2005	9.756927	9.940634	1.88%	125,959
2004	8.612155	9.756927	13.29%	135,232
2003	6.364703	8.612155	35.31%	130,466
2002*	10.000000	6.364703	-36.35%	34,169
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.440003	13.688690	-11.34%	33,386
2010	11.466816	15.440003	34.65%	42,392
2009	7.105735	11.466816	61.37%	46,047
2008	11.861661	7.105735	-40.09%	39,102
2007	11.712413	11.861661	1.27%	46,480
2006	10.470560	11.712413	11.86%	54,998
2005	10.064359	10.470560	4.04%	57,792
2004	9.566855	10.064359	5.20%	71,616
2003	7.238617	9.566855	32.16%	91,700
2002*	10.000000	7.238617	-27.61%	23,889
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.396343	14.193338	-1.41%	43,428
2010	13.068547	14.396343	10.16%	63,946
2009	10.774808	13.068547	21.29%	69,990
2008	16.174050	10.774808	-33.38%	73,672
2007	15.177499	16.174050	6.57%	92,168
2006	12.715305	15.177499	19.36%	110,967
2005	12.057193	12.715305	5.46%	85,653
2004	10.601177	12.057193	13.73%	77,948
2003	8.582392	10.601177	23.52%	79,939
2002*	10.000000	8.582392	-14.18%	28,869
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.774935	10.483109	-2.71%	8,518
2010*	10.000000	10.774935	7.75%	2,588
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.978078	13.912906	-0.47%	0
2010	12.471844	13.978078	12.08%	0
2009*	10.000000	12.471844	24.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.404216	10.401319	-0.03%	113,135
2010	9.377085	10.404216	10.95%	160,451
2009	7.670922	9.377085	22.24%	191,428
2008	11.028289	7.670922	-30.44%	144,412
2007	10.490389	11.028289	5.13%	112,627
2006*	10.000000	10.490389	4.90%	41,126

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.120547	11.645656	4.72%	70,756
2010	10.592676	11.120547	4.98%	102,999
2009	9.535719	10.592676	11.08%	101,196
2008	10.681685	9.535719	-10.73%	54,485
2007	10.472392	10.681685	2.00%	45,697
2006*	10.000000	10.472392	4.72%	25,257
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.469029	10.302734	-10.17%	65,586
2010	10.403352	11.469029	10.24%	68,363
2009	7.417275	10.403352	40.26%	88,399
2008	12.203617	7.417275	-39.22%	101,894
2007	10.773700	12.203617	13.27%	96,410
2006*	10.000000	10.773700	7.74%	58,243
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.150050	9.582479	-5.59%	128,099
2010	8.669986	10.150050	17.07%	129,399
2009	6.307117	8.669986	37.46%	100,886
2008	11.414370	6.307117	-44.74%	93,807
2007	10.299018	11.414370	10.83%	93,099
2006*	10.000000	10.299018	2.99%	72,670
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.580214	8.308872	-3.16%	32,808
2010	7.805765	8.580214	9.92%	34,884
2009	6.030005	7.805765	29.45%	41,371
2008	9.829384	6.030005	-38.65%	13,919
2007*	10.000000	9.829384	-1.71%	10,096
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.868399	7.760436	-12.49%	0
2010	7.759548	8.868399	14.29%	2,385
2009	5.121475	7.759548	51.51%	3,206
2008*	10.000000	5.121475	-48.79%	1,867
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.766311	9.357811	-4.18%	1,023
2010	7.979771	9.766311	22.39%	43
2009	6.137189	7.979771	30.02%	634
2008*	10.000000	6.137189	-38.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.285006	8.610358	-7.27%	3,799
2010	8.154464	9.285006	13.86%	221
2009	6.372240	8.154464	27.97%	0
2008*	10.000000	6.372240	-36.28%	9

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.302913	10.067963	-2.28%	31,009
2010	9.421327	10.302913	9.36%	34,497
2009	7.938247	9.421327	18.68%	27,954
2008*	10.000000	7.938247	-20.62%	2,767
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.877084	9.446137	-4.36%	10,063
2010	8.872557	9.877084	11.32%	6,497
2009	7.214380	8.872557	22.98%	12,457
2008*	10.000000	7.214380	-27.86%	12,418
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.766211	10.814610	0.45%	3,733
2010	10.177342	10.766211	5.79%	5,758
2009	9.091244	10.177342	11.95%	6,513
2008*	10.000000	9.091244	-9.09%	6,987
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.090736	9.761924	-3.26%	89,717
2010	9.147371	10.090736	10.31%	117,310
2009	7.573033	9.147371	20.79%	80,873
2008*	10.000000	7.573033	-24.27%	1,167
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.639659	9.102215	-5.58%	4,708
2010	8.588829	9.639659	12.23%	4,712
2009	6.850462	8.588829	25.38%	5,511
2008*	10.000000	6.850462	-31.50%	9
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.472530	10.345184	-1.22%	9,203
2010	9.696966	10.472530	8.00%	50,564
2009	8.319130	9.696966	16.56%	4,305
2008*	10.000000	8.319130	-16.81%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.216857	11.803670	5.23%	15,845
2010	10.605582	11.216857	5.76%	26,237
2009	9.860209	10.605582	7.56%	40,802
2008*	10.000000	9.860209	-1.40%	1,054
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.184889	12.799331	5.04%	18,177
2010	11.378498	12.184889	7.09%	8,868
2009	9.866034	11.378498	15.33%	12,267
2008*	10.000000	9.866034	-1.34%	324

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.919669	23.705775	-23.33%	12,204
2010	26.930752	30.919669	14.81%	15,615
2009	16.671334	26.930752	61.54%	18,614
2008	40.007826	16.671334	-58.33%	13,512
2007	27.820890	40.007826	43.80%	18,795
2006	20.604451	27.820890	35.02%	23,620
2005	15.719356	20.604451	31.08%	28,141
2004	13.177112	15.719356	19.29%	31,835
2003	8.079066	13.177112	63.10%	31,827
2002*	10.000000	8.079066	-19.21%	15,965
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.318401	17.879187	-23.33%	55,747
2010	20.314339	23.318401	14.79%	92,439
2009	12.575486	20.314339	61.54%	77,452
2008	30.131072	12.575486	-58.26%	71,135
2007	20.915480	30.131072	44.06%	90,156
2006	15.462873	20.915480	35.26%	79,804
2005	11.782780	15.462873	31.23%	60,057
2004*	10.000000	11.782780	17.83%	4,916
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.065910	14.943453	6.24%	257,972
2010	13.552752	14.065910	3.79%	304,341
2009	13.324525	13.552752	1.71%	370,256
2008	12.488306	13.324525	6.70%	392,480
2007	11.766442	12.488306	6.13%	381,826
2006	11.494910	11.766442	2.36%	427,648
2005	11.238101	11.494910	2.29%	518,897
2004	10.987454	11.238101	2.28%	592,717
2003	10.875303	10.987454	1.03%	690,746
2002*	10.000000	10.875303	8.75%	596,871
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.854623	7.002154	-10.85%	5,558
2010	7.017451	7.854623	11.93%	6,037
2009	5.472923	7.017451	28.22%	6,456
2008*	10.000000	5.472923	-45.27%	6,338
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.267815	13.576952	-4.84%	101,056
2010	12.566297	14.267815	13.54%	146,780
2009	9.973460	12.566297	26.00%	150,846
2008	15.943260	9.973460	-37.44%	149,723
2007	15.191829	15.943260	4.95%	154,507
2006	13.123442	15.191829	15.76%	171,067
2005	12.275351	13.123442	6.91%	170,428
2004	10.868617	12.275351	12.94%	215,489
2003	8.321058	10.868617	30.62%	179,568
2002*	10.000000	8.321058	-16.79%	15,641
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.580870	12.571832	-0.07%	3,067
2010	11.566339	12.580870	8.77%	1,998
2009*	10.000000	11.566339	15.66%	8,339

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.456927	13.204625	-1.87%	0
2010	12.127012	13.456927	10.97%	0
2009*	10.000000	12.127012	21.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.069774	13.325285	1.95%	131,511
2010	12.460846	13.069774	4.89%	190,879
2009	11.532678	12.460846	8.05%	231,667
2008	12.389492	11.532678	-6.92%	251,385
2007	11.870213	12.389492	4.37%	351,850
2006	11.287964	11.870213	5.16%	404,188
2005	11.031157	11.287964	2.33%	435,872
2004	10.641866	11.031157	3.66%	471,256
2003	9.956698	10.641866	6.88%	550,631
2002*	10.000000	9.956698	-0.43%	137,387
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.932367	13.794698	-0.99%	797,053
2010	12.681895	13.932367	9.86%	1,012,887
2009	10.747040	12.681895	18.00%	1,071,076
2008	14.127045	10.747040	-23.93%	1,311,567
2007	13.499293	14.127045	4.65%	1,518,650
2006	12.238931	13.499293	10.30%	1,578,823
2005	11.729170	12.238931	4.35%	1,638,911
2004	10.810756	11.729170	8.50%	1,682,836
2003	9.091432	10.810756	18.91%	1,409,070
2002*	10.000000	9.091432	-9.09%	358,573
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.276814	13.840733	-3.05%	448,726
2010	12.774219	14.276814	11.76%	587,180
2009	10.367778	12.774219	23.21%	561,876
2008	15.256486	10.367778	-32.04%	694,426
2007	14.511127	15.256486	5.14%	846,841
2006	12.790155	14.511127	13.46%	952,077
2005	12.059615	12.790155	6.06%	973,565
2004	10.861771	12.059615	11.03%	926,404
2003	8.658836	10.861771	25.44%	708,807
2002*	10.000000	8.658836	-13.41%	268,546
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.684915	13.834743	1.09%	221,252
2010	12.731832	13.684915	7.49%	257,278
2009	11.220142	12.731832	13.47%	304,803
2008	13.333711	11.220142	-15.85%	347,086
2007	12.717148	13.333711	4.85%	488,379
2006	11.841418	12.717148	7.40%	568,477
2005	11.441430	11.841418	3.50%	585,712
2004	10.779465	11.441430	6.14%	632,524
2003	9.571633	10.779465	12.62%	575,374
2002*	10.000000	9.571633	-4.28%	151,806

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.925062	13.448910	-3.42%	1,072,665
2010	12.955192	13.925062	7.49%	1,389,790
2009*	10.000000	12.955192	29.55%	2,461
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.329309	15.741304	-3.60%	68,026
2010	13.097978	16.329309	24.67%	80,647
2009	9.687548	13.097978	35.20%	76,314
2008	15.430272	9.687548	-37.22%	95,246
2007	14.509470	15.430272	6.35%	106,035
2006	13.347834	14.509470	8.70%	128,881
2005	12.042686	13.347834	10.84%	146,433
2004	10.526149	12.042686	14.41%	140,308
2003	7.913023	10.526149	33.02%	102,847
2002*	10.000000	7.913023	-20.87%	36,004
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.815010	10.712556	-0.95%	757,951
2010	10.918718	10.815010	-0.95%	891,385
2009	11.018815	10.918718	-0.91%	900,425
2008	10.900631	11.018815	1.08%	1,234,528
2007	10.502407	10.900631	3.79%	791,161
2006	10.143340	10.502407	3.54%	787,034
2005	9.974241	10.143340	1.70%	653,561
2004	9.988856	9.974241	-0.15%	510,271
2003	10.021958	9.988856	-0.33%	511,003
2002*	10.000000	10.021958	0.22%	305,958
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.247941	8.278737	-10.48%	152
2010	8.204016	9.247941	12.72%	1,472
2009	6.085420	8.204016	34.81%	1,048
2008*	10.000000	6.085420	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.216710	9.288312	-17.19%	30,741
2010	10.698343	11.216710	4.85%	42,978
2009	8.341015	10.698343	28.26%	53,326
2008	15.726260	8.341015	-46.96%	66,653
2007	15.460731	15.726260	1.72%	93,841
2006	12.751487	15.460731	21.25%	73,491
2005	11.514633	12.751487	10.74%	65,251
2004*	10.000000	11.514633	15.15%	45,012
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.252540	8.868570	-4.15%	0
2010	8.097584	9.252540	14.26%	526
2009	6.320139	8.097584	28.12%	1,992
2008*	10.000000	6.320139	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.890554	8.269755	-6.98%	123,853
2010	7.961084	8.890554	11.68%	144,277
2009	6.308238	7.961084	26.20%	154,910
2008*	10.000000	6.308238	-36.92%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.794929	9.270232	-5.36%	6,876
2010	7.819220	9.794929	25.27%	11,760
2009	6.230272	7.819220	25.50%	4,469
2008*	10.000000	6.230272	-37.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.282687	9.948767	-3.25%	5,080
2010	8.677644	10.282687	18.50%	6,256
2009	6.714877	8.677644	29.23%	6,728
2008*	10.000000	6.714877	-32.85%	1,408
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.422995	10.235272	-1.80%	40,761
2010	8.411296	10.422995	23.92%	51,120
2009	6.676786	8.411296	25.98%	51,830
2008	12.608381	6.676786	-47.04%	51,338
2007	11.625508	12.608381	8.45%	59,527
2006	11.396465	11.625508	2.01%	63,778
2005	10.679382	11.396465	6.71%	89,422
2004	9.527216	10.679382	12.09%	101,912
2003	7.174725	9.527216	32.79%	93,612
2002*	10.000000	7.174725	-28.25%	42,457
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.554941	13.630774	-6.35%	31,536
2010	11.618530	14.554941	25.27%	42,777
2009	9.319823	11.618530	24.66%	68,404
2008	13.898601	9.319823	-32.94%	84,957
2007	15.126092	13.898601	-8.12%	105,079
2006	13.041148	15.126092	15.99%	113,183
2005	12.809612	13.041148	1.81%	124,425
2004	11.053722	12.809612	15.89%	139,425
2003	7.133182	11.053722	54.96%	132,780
2002*	10.000000	7.133182	-28.67%	26,801
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.273568	16.116918	-6.70%	25,622
2010	13.953616	17.273568	23.79%	42,443
2009	10.479414	13.953616	33.15%	43,791
2008	17.162738	10.479414	-38.94%	57,187
2007	17.006039	17.162738	0.92%	80,074
2006	15.363206	17.006039	10.69%	90,552
2005	13.847590	15.363206	10.94%	127,921
2004	11.769600	13.847590	17.66%	128,013
2003	8.450477	11.769600	39.28%	108,316
2002*	10.000000	8.450477	-15.50%	43,708
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.218391	9.165522	-0.57%	4,854
2010	8.219829	9.218391	12.15%	5,414
2009	6.609502	8.219829	24.36%	5,118
2008	11.428524	6.609502	-42.17%	2,221
2007	10.694568	11.428524	6.86%	1,302
2006*	10.000000	10.694568	6.95%	0

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.304917	9.782450	5.13%	62,640
2010	7.236225	9.304917	28.59%	86,880
2009	5.597553	7.236225	29.27%	73,019
2008*	10.000000	5.597553	-44.02%	763
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.633816	10.669788	0.34%	16,594
2010	10.482149	10.633816	1.45%	25,499
2009	9.880242	10.482149	6.09%	28,415
2008*	10.000000	9.880242	-1.20%	20,971
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.642767	11.834153	-13.26%	360
2010	12.951641	13.642767	5.34%	144
2009*	10.000000	12.951641	29.52%	82
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.656248	13.110097	-4.00%	7,819
2010	11.222299	13.656248	21.69%	6,877
2009	8.620739	11.222299	30.18%	4,793
2008	14.372410	8.620739	-40.02%	3,498
2007	13.484384	14.372410	6.59%	3,703
2006	11.972775	13.484384	12.63%	8,088
2005	11.311637	11.972775	5.84%	7,841
2004*	10.000000	11.311637	13.12%	289
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.919788	13.523267	-9.36%	54,812
2010	13.022459	14.919788	14.57%	107,437
2009	9.432716	13.022459	38.06%	131,799
2008	15.964464	9.432716	-40.91%	131,832
2007	15.197654	15.964464	5.05%	157,475
2006	13.069100	15.197654	16.29%	153,119
2005	11.568978	13.069100	12.97%	138,800
2004*	10.000000	11.568978	15.69%	87,545
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.997638	15.400841	-9.39%	31,853
2010	14.831568	16.997638	14.60%	44,788
2009	10.745123	14.831568	38.03%	62,445
2008	18.180788	10.745123	-40.90%	67,205
2007	17.303838	18.180788	5.07%	80,551
2006	14.884807	17.303838	16.25%	95,002
2005	13.174791	14.884807	12.98%	115,827
2004	11.188859	13.174791	17.75%	134,980
2003	7.907060	11.188859	41.50%	150,411
2002*	10.000000	7.907060	-20.93%	89,492

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.330909	17.278115	-0.30%	177,212
2010	15.245039	17.330909	13.68%	246,095
2009	12.998483	15.245039	17.28%	288,553
2008	15.346048	12.998483	-15.30%	277,915
2007	14.143082	15.346048	8.51%	300,101
2006	13.315193	14.143082	6.22%	288,301
2005	13.117366	13.315193	1.51%	310,872
2004	12.213123	13.117366	7.40%	271,634
2003	10.524358	12.213123	16.05%	242,952
2002*	10.000000	10.524358	5.24%	88,567
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.027045	11.875554	-1.26%	129,112
2010	10.483290	12.027045	14.73%	167,724
2009	8.268993	10.483290	26.78%	182,464
2008	13.602458	8.268993	-39.21%	204,765
2007	13.186200	13.602458	3.16%	236,619
2006	11.600312	13.186200	13.67%	262,718
2005	11.075463	11.600312	4.74%	287,820
2004	10.244767	11.075463	8.11%	309,928
2003	8.180309	10.244767	25.24%	254,296
2002*	10.000000	8.180309	-18.20%	108,393
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.921756	9.593503	-3.31%	4,766
2010	8.140079	9.921756	21.89%	4,718
2009	6.003779	8.140079	35.58%	11,068
2008	9.777095	6.003779	-38.59%	9,538
2007	10.010722	9.777095	-2.33%	10,608
2006*	10.000000	10.010722	0.11%	10,625
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.804664	12.676918	7.39%	6,723
2010	10.896626	11.804664	8.33%	4,513
2009*	10.000000	10.896626	8.97%	1,023
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.435807	11.441627	0.05%	42,731
2010	10.976283	11.435807	4.19%	24,834
2009*	10.000000	10.976283	9.76%	43,250
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.385041	12.642793	-5.55%	4,312
2010	11.814662	13.385041	13.29%	4,610
2009	9.188654	11.814662	28.58%	4,372
2008	15.132828	9.188654	-39.28%	6,042
2007	16.260721	15.132828	-6.94%	7,175
2006	14.162819	16.260721	14.81%	10,818
2005	13.587876	14.162819	4.23%	10,261
2004	12.346322	13.587876	10.06%	8,491
2003*	10.000000	12.346322	23.46%	4,482

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.430954	11.050745	-17.72%	1,297
2010	12.324108	13.430954	8.98%	3,693
2009	9.983085	12.324108	23.45%	3,739
2008	17.982504	9.983085	-44.48%	3,838
2007	16.754107	17.982504	7.33%	2,055
2006	13.243369	16.754107	26.51%	2,852
2005	11.916494	13.243369	11.13%	4,358
2004	10.353931	11.916494	15.09%	5,963
2003	8.133021	10.353931	27.31%	5,158
2002*	10.000000	8.133021	-18.67%	745
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.652245	11.922870	-18.63%	14,625
2010	12.245799	14.652245	19.65%	11,367
2009	7.543334	12.245799	62.34%	12,002
2008	12.094666	7.543334	-37.63%	11,364
2007	11.572461	12.094666	4.51%	13,738
2006	11.080846	11.572461	4.44%	14,708
2005	10.584298	11.080846	4.69%	16,170
2004	10.173795	10.584298	4.03%	18,561
2003	8.223033	10.173795	23.72%	14,834
2002*	10.000000	8.223033	-17.77%	4,505
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.712833	12.228754	4.40%	13,889
2010	11.066201	11.712833	5.84%	14,823
2009	10.214199	11.066201	8.34%	30,418
2008	11.516253	10.214199	-11.31%	64,404
2007	11.050657	11.516253	4.21%	64,187
2006	10.772749	11.050657	2.58%	50,678
2005	10.464138	10.772749	2.95%	61,689
2004	10.151047	10.464138	3.08%	45,667
2003*	10.000000	10.151047	1.51%	6,129
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.471980	15.565826	-5.50%	1,903
2010	13.117881	16.471980	25.57%	723
2009*	10.000000	13.117881	31.18%	0

Maximum Additional Contract Options Elected - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.585617	9.797160	2.21%	0
2010	8.819659	9.585617	8.68%	0
2009	7.606085	8.819659	15.96%	0
2008	13.312374	7.606085	-42.86%	0
2007	13.178920	13.312374	1.01%	0
2006	11.691028	13.178920	12.73%	0
2005	11.599467	11.691028	0.79%	0
2004	10.824109	11.599467	7.16%	0
2003*	10.000000	10.824109	8.24%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.689316	9.073593	-22.38%	0
2010	11.631637	11.689316	0.50%	0
2009	8.985201	11.631637	29.45%	0
2008	19.964211	8.985201	-54.99%	0
2007	19.629043	19.964211	1.71%	0
2006	15.075695	19.629043	30.20%	0
2005	13.426763	15.075695	12.28%	0
2004	11.157833	13.426763	20.33%	0
2003*	10.000000	11.157833	11.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.254553	9.510115	-7.26%	0
2010	9.690055	10.254553	5.83%	0
2009	7.335232	9.690055	32.10%	0
2008	12.651957	7.335232	-42.02%	0
2007	11.560050	12.651957	9.45%	0
2006	12.074325	11.560050	-4.26%	0
2005	10.910705	12.074325	10.66%	0
2004	10.451795	10.910705	4.39%	0
2003*	10.000000	10.451795	4.52%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.924531	13.140681	-11.95%	0
2010	12.235825	14.924531	21.97%	0
2009	8.902023	12.235825	37.45%	0
2008	14.380917	8.902023	-38.10%	0
2007	14.704181	14.380917	-2.20%	0
2006	13.361952	14.704181	10.05%	0
2005	13.004167	13.361952	2.75%	0
2004	11.334631	13.004167	14.73%	0
2003*	10.000000	11.334631	13.35%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.563323	11.664995	-7.15%	0
2010	11.879392	12.563323	5.76%	0
2009*	10.000000	11.879392	18.79%	0

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.752259	10.555139	-1.83%	0
2010	9.717322	10.752259	10.65%	0
2009	7.983145	9.717322	21.72%	0
2008	13.182496	7.983145	-39.44%	0
2007	13.001391	13.182496	1.39%	0
2006	11.681967	13.001391	11.29%	0
2005	11.579886	11.681967	0.88%	0
2004	10.862589	11.579886	6.60%	0
2003*	10.000000	10.862589	8.63%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.555645	10.335971	-2.08%	0
2010	9.564753	10.555645	10.36%	0
2009	7.875846	9.564753	21.44%	0
2008	13.042395	7.875846	-39.61%	0
2007	12.895550	13.042395	1.14%	0
2006	11.616232	12.895550	11.01%	0
2005	11.543162	11.616232	0.63%	0
2004	10.856431	11.543162	6.33%	0
2003*	10.000000	10.856431	8.56%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.402499	9.471364	-8.95%	0
2010	9.553541	10.402499	8.89%	0
2009	8.754214	9.553541	9.13%	0
2008	12.919224	8.754214	-32.24%	0
2007	12.231979	12.919224	5.62%	0
2006	10.963685	12.231979	11.57%	0
2005	11.188150	10.963685	-2.01%	0
2004	10.841129	11.188150	3.20%	0
2003*	10.000000	10.841129	8.41%	0
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.304725	13.451411	1.10%	0
2010	12.072190	13.304725	10.21%	0
2009	8.217023	12.072190	46.92%	0
2008	11.539995	8.217023	-28.80%	0
2007	11.609736	11.539995	-0.60%	0
2006	10.896714	11.609736	6.54%	0
2005	11.057208	10.896714	-1.45%	0
2004	10.417563	11.057208	6.14%	0
2003*	10.000000	10.417563	4.18%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.481562	10.301044	-1.72%	0
2010	10.046473	10.481562	4.33%	0
2009	8.677788	10.046473	15.77%	0
2008	9.742363	8.677788	-10.93%	0
2007	9.619002	9.742363	1.28%	0
2006	9.605848	9.619002	0.14%	0
2005	9.871327	9.605848	-2.69%	0
2004	9.916089	9.871327	-0.45%	0
2003*	10.000000	9.916089	-0.84%	0

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.383927	10.674402	-6.23%	0
2010	10.351085	11.383927	9.98%	0
2009	8.331793	10.351085	24.24%	0
2008	12.149387	8.331793	-31.42%	0
2007	10.932954	12.149387	11.13%	0
2006	10.580465	10.932954	3.33%	0
2005	10.565116	10.580465	0.15%	0
2004	10.407568	10.565116	1.51%	0
2003*	10.000000	10.407568	4.08%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.268318	10.552124	-6.36%	0
2010	10.261975	11.268318	9.81%	0
2009	8.271579	10.261975	24.06%	0
2008	12.076172	8.271579	-31.50%	0
2007	10.884423	12.076172	10.95%	0
2006	10.543269	10.884423	3.24%	0
2005	10.542909	10.543269	0.00%	0
2004	10.403593	10.542909	1.34%	0
2003*	10.000000	10.403593	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.269412	10.178566	-9.68%	0
2010	10.067407	11.269412	11.94%	0
2009	7.868631	10.067407	27.94%	0
2008	12.737111	7.868631	-38.22%	0
2007	11.122792	12.737111	14.51%	0
2006	10.803126	11.122792	2.96%	0
2005	10.801662	10.803126	0.01%	0
2004	10.590889	10.801662	1.99%	0
2003*	10.000000	10.590889	5.91%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.128494	10.030321	-9.87%	0
2010	9.954584	11.128494	11.79%	0
2009	7.802728	9.954584	27.58%	0
2008	12.643053	7.802728	-38.28%	0
2007	11.066018	12.643053	14.25%	0
2006	10.760548	11.066018	2.84%	0
2005	10.782590	10.760548	-0.20%	0
2004	10.594480	10.782590	1.78%	0
2003*	10.000000	10.594480	5.94%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.586978	10.742983	-7.28%	0
2010	10.192110	11.586978	13.69%	0
2009	7.645513	10.192110	33.31%	0
2008	12.027941	7.645513	-36.44%	0
2007	11.465774	12.027941	4.90%	0
2006	10.658314	11.465774	7.58%	0
2005	10.473355	10.658314	1.77%	0
2004	10.310998	10.473355	1.57%	0
2003*	10.000000	10.310998	3.11%	0

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.468677	10.628060	-7.33%	0
2010	10.107952	11.468677	13.46%	0
2009	7.584282	10.107952	33.28%	0
2008	11.954387	7.584282	-36.56%	0
2007	11.414421	11.954387	4.73%	0
2006	10.623960	11.414421	7.44%	0
2005	10.447814	10.623960	1.69%	0
2004	10.312826	10.447814	1.31%	0
2003*	10.000000	10.312826	3.13%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.566536	10.845907	-6.23%	0
2010	10.167574	11.566536	13.76%	0
2009	7.764252	10.167574	30.95%	0
2008	13.703139	7.764252	-43.34%	0
2007	13.303806	13.703139	3.00%	0
2006	12.111515	13.303806	9.84%	0
2005	10.388998	12.111515	16.58%	0
2004	10.646826	10.388998	-2.42%	0
2003*	10.000000	10.646826	6.47%	0
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.436838	10.715130	-6.31%	0
2010	10.060286	11.436838	13.68%	0
2009	7.689512	10.060286	30.83%	0
2008	13.608175	7.689512	-43.49%	0
2007	13.235844	13.608175	2.81%	0
2006	12.068604	13.235844	9.67%	0
2005	10.378259	12.068604	16.29%	0
2004	10.635051	10.378259	-2.41%	0
2003*	10.000000	10.635051	6.35%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.512630	10.216640	-2.82%	0
2010	9.480158	10.512630	10.89%	0
2009	7.566934	9.480158	25.28%	0
2008	13.708714	7.566934	-44.80%	0
2007	14.032058	13.708714	-2.30%	0
2006	12.126907	14.032058	15.71%	0
2005	11.899731	12.126907	1.91%	0
2004	11.088270	11.899731	7.32%	0
2003*	10.000000	11.088270	10.88%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.397749	10.084550	-3.01%	0
2010	9.390496	10.397749	10.73%	0
2009	7.503875	9.390496	25.14%	0
2008	13.620053	7.503875	-44.91%	0
2007	13.961286	13.620053	-2.44%	0
2006	12.080926	13.961286	15.56%	0
2005	11.875666	12.080926	1.73%	0
2004	11.080691	11.875666	7.17%	0
2003*	10.000000	11.080691	10.81%	0

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.855121	9.645642	-2.13%	0
2010	8.920213	9.855121	10.48%	0
2009	7.280707	8.920213	22.52%	0
2008	12.979444	7.280707	-43.91%	0
2007	12.030105	12.979444	7.89%	0
2006	11.047188	12.030105	8.90%	0
2005	10.661769	11.047188	3.61%	0
2004	10.463595	10.661769	1.89%	0
2003*	10.000000	10.463595	4.64%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.758146	9.530451	-2.33%	0
2010	8.841299	9.758146	10.37%	0
2009	7.224530	8.841299	22.38%	0
2008	12.906582	7.224530	-44.02%	0
2007	11.977846	12.906582	7.75%	0
2006	11.014309	11.977846	8.75%	0
2005	10.642673	11.014309	3.49%	0
2004	10.467636	10.642673	1.67%	0
2003*	10.000000	10.467636	4.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.309746	9.948231	-3.51%	0
2010	8.624987	10.309746	19.53%	0
2009	6.985466	8.624987	23.47%	0
2008	13.741682	6.985466	-49.17%	0
2007	11.243665	13.741682	22.22%	0
2006	10.932510	11.243665	2.85%	0
2005	10.736295	10.932510	1.83%	0
2004	10.790871	10.736295	-0.51%	0
2003*	10.000000	10.790871	7.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.196620	9.822008	-3.67%	0
2010	8.543754	10.196620	19.35%	0
2009	6.929557	8.543754	23.29%	0
2008	13.650912	6.929557	-49.24%	0
2007	11.187983	13.650912	22.01%	0
2006	10.894659	11.187983	2.69%	0
2005	10.716426	10.894659	1.66%	0
2004	10.785656	10.716426	-0.64%	0
2003*	10.000000	10.785656	7.86%	0
Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.176308	9.798636	-12.33%	0
2010	9.302523	11.176308	20.14%	0
2009	6.909801	9.302523	34.63%	0
2008	14.029111	6.909801	-50.75%	0
2007	12.393132	14.029111	13.20%	0
2006	11.862312	12.393132	4.47%	0
2005	11.400675	11.862312	4.05%	0
2004	10.734692	11.400675	6.20%	0
2003*	10.000000	10.734692	7.35%	0

Fidelity Variable Insurance Products Fund - VIP Growth Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.049552	9.665681	-12.52%	0
2010	9.197536	11.049552	20.14%	0
2009	6.851461	9.197536	34.24%	0
2008	13.918538	6.851461	-50.77%	0
2007	12.315826	13.918538	13.01%	0
2006	11.802639	12.315826	4.35%	0
2005	11.368377	11.802639	3.82%	0
2004	10.730138	11.368377	5.95%	0
2003*	10.000000	10.730138	7.30%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.632499	12.650466	0.14%	0
2010	11.522132	12.632499	9.64%	0
2009	8.317293	11.522132	38.53%	0
2008	11.519957	8.317293	-27.80%	0
2007	11.649255	11.519957	-1.11%	0
2006	10.873746	11.649255	7.13%	0
2005	11.006788	10.873746	-1.21%	0
2004	10.435622	11.006788	5.47%	0
2003*	10.000000	10.435622	4.36%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.498236	12.490707	-0.06%	0
2010	11.411244	12.498236	9.53%	0
2009	8.255103	11.411244	38.23%	0
2008	11.445644	8.255103	-27.88%	0
2007	11.587049	11.445644	-1.22%	0
2006	10.830606	11.587049	6.98%	0
2005	10.985726	10.830606	-1.41%	0
2004	10.423673	10.985726	5.39%	0
2003*	10.000000	10.423673	4.24%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.547220	10.533341	-0.13%	0
2010	9.619871	10.547220	9.64%	0
2009	6.957560	9.619871	38.27%	0
2008	9.652020	6.957560	-27.92%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.585959	10.608081	0.21%	0
2010	9.666150	10.585959	9.52%	0
2009	6.969936	9.666150	38.68%	0
2008	9.642807	6.969936	-27.72%	0
2007*	10.000000	9.642807	-3.57%	0
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.868749	10.686391	-1.68%	0
2010	9.806813	10.868749	10.83%	0
2009	8.039352	9.806813	21.99%	0
2008	13.245070	8.039352	-39.30%	0
2007	13.040296	13.245070	1.57%	0
2006	11.693529	13.040296	11.52%	0
2005	11.576701	11.693529	1.01%	0
2004	10.862126	11.576701	6.58%	0
2003*	10.000000	10.862126	8.62%	0

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.793718	11.163648	3.43%	0
2010	10.391463	10.793718	3.87%	0
2009	9.319620	10.391463	11.50%	0
2008	9.997554	9.319620	-6.78%	0
2007	9.945967	9.997554	0.52%	0
2006	9.891493	9.945967	0.55%	0
2005	10.045000	9.891493	-1.53%	0
2004	9.980825	10.045000	0.64%	0
2003*	10.000000	9.980825	-0.19%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.279587	15.725706	-13.97%	0
2010	14.740310	18.279587	24.01%	0
2009	10.926322	14.740310	34.91%	0
2008	18.748402	10.926322	-41.72%	0
2007	16.852576	18.748402	11.25%	0
2006	15.533502	16.852576	8.49%	0
2005	13.637347	15.533502	13.90%	0
2004	11.343571	13.637347	20.22%	0
2003*	10.000000	11.343571	13.44%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.077260	15.527999	-14.10%	0
2010	14.592078	18.077260	23.88%	0
2009	10.836808	14.592078	34.65%	0
2008	18.625034	10.836808	-41.82%	0
2007	16.763250	18.625034	11.11%	0
2006	15.476922	16.763250	8.31%	0
2005	13.609354	15.476922	13.72%	0
2004	11.330820	13.609354	20.11%	0
2003*	10.000000	11.330820	13.31%	0
Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.160762	8.836934	-3.53%	0
2010	9.484748	9.160762	-3.42%	0
2009	9.773597	9.484748	-2.96%	0
2008	9.845680	9.773597	-0.73%	0
2007	9.717356	9.845680	1.32%	0
2006	9.614238	9.717356	1.07%	0
2005	9.682745	9.614238	-0.71%	0
2004	9.929738	9.682745	-2.49%	0
2003*	10.000000	9.929738	-0.70%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.035428	10.396117	-20.25%	0
2010	11.973054	13.035428	8.87%	0
2009	9.828352	11.973054	21.82%	0
2008	18.173405	9.828352	-45.92%	0
2007	16.095976	18.173405	12.91%	0
2006	14.162258	16.095976	13.65%	0
2005	12.353316	14.162258	14.64%	0
2004	11.297361	12.353316	9.35%	0
2003*	10.000000	11.297361	12.97%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.889667	10.265995	-20.35%	0
2010	11.856324	12.889667	8.72%	0
2009	9.749319	11.856324	21.61%	0
2008	18.057752	9.749319	-46.01%	0
2007	16.014554	18.057752	12.76%	0
2006	14.111477	16.014554	13.49%	0
2005	12.328631	14.111477	14.46%	0
2004	11.292118	12.328631	9.18%	0
2003*	10.000000	11.292118	12.92%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.357874	9.040562	-20.40%	0
2010	10.447657	11.357874	8.71%	0
2009	8.592368	10.447657	21.59%	0
2008	15.910769	8.592368	-46.00%	0
2007	14.109642	15.910769	12.77%	0
2006	12.428673	14.109642	13.52%	0
2005	10.862176	12.428673	14.42%	0
2004*	10.000000	10.862176	8.62%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.482986	9.149784	-20.32%	0
2010	10.545526	11.482986	8.89%	0
2009	8.652945	10.545526	21.87%	0
2008	16.003687	8.652945	-45.93%	0
2007	14.172049	16.003687	12.92%	0
2006	12.469163	14.172049	13.66%	0
2005	10.880788	12.469163	14.60%	0
2004*	10.000000	10.880788	8.81%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.336989	9.706385	-6.10%	0
2010	9.112348	10.336989	13.44%	0
2009	6.644191	9.112348	37.15%	0
2008	12.898358	6.644191	-48.49%	0
2007	13.128072	12.898358	-1.75%	0
2006	11.892776	13.128072	10.39%	0
2005	11.634249	11.892776	2.22%	0
2004	10.871191	11.634249	7.02%	0
2003*	10.000000	10.871191	8.71%	0
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.216415	9.580492	-6.22%	0
2010	9.022661	10.216415	13.23%	0
2009	6.589879	9.022661	36.92%	0
2008	12.810108	6.589879	-48.56%	0
2007	13.055218	12.810108	-1.88%	0
2006	11.842080	13.055218	10.24%	0
2005	11.611567	11.842080	1.99%	0
2004	10.864086	11.611567	6.88%	0
2003*	10.000000	10.864086	8.64%	0

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.694152	10.249546	-12.35%	0
2010	9.606513	11.694152	21.73%	0
2009	6.344457	9.606513	51.42%	0
2008	13.519044	6.344457	-53.07%	0
2007	13.309829	13.519044	1.57%	0
2006	11.906543	13.309829	11.79%	0
2005	12.063467	11.906543	-1.30%	0
2004	10.998282	12.063467	9.69%	0
2003*	10.000000	10.998282	9.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.656203	8.212223	-5.13%	0
2010	8.148358	8.656203	6.23%	0
2009	6.492788	8.148358	25.50%	0
2008*	10.000000	6.492788	-35.07%	0
Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.625954	9.248069	-3.93%	0
2010	9.144614	9.625954	5.26%	0
2009	7.415898	9.144614	23.31%	0
2008	11.046970	7.415898	-32.87%	0
2007	10.630234	11.046970	3.92%	0
2006*	10.000000	10.630234	6.30%	0
Invesco - Invesco V.I. International Growth Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.516812	14.802025	-10.38%	0
2010	15.222611	16.516812	8.50%	0
2009	11.710697	15.222611	29.99%	0
2008	20.444929	11.710697	-42.72%	0
2007	18.544479	20.444929	10.25%	0
2006	15.048967	18.544479	23.23%	0
2005	13.268368	15.048967	13.42%	0
2004	11.131919	13.268368	19.19%	0
2003*	10.000000	11.131919	11.32%	0
Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.343704	10.231919	-9.80%	0
2010	9.846485	11.343704	15.21%	0
2009	6.169487	9.846485	59.60%	0
2008	12.585032	6.169487	-50.98%	0
2007	11.200210	12.585032	12.36%	0
2006	11.326123	11.200210	-1.11%	0
2005	10.919778	11.326123	3.72%	0
2004	10.614066	10.919778	2.88%	0
2003*	10.000000	10.614066	6.14%	0
Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.083392	10.454445	-5.67%	0
2010	9.942365	11.083392	11.48%	0
2009	8.036144	9.942365	23.72%	0
2008	12.993046	8.036144	-38.15%	0
2007	13.809573	12.993046	-5.91%	0
2006	12.349679	13.809573	11.82%	0
2005	12.310194	12.349679	0.32%	0
2004	10.880171	12.310194	13.14%	0
2003*	10.000000	10.880171	8.80%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.222236	10.928206	-10.59%	0
2010	11.672257	12.222236	4.71%	0
2009*	10.000000	11.672257	16.72%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.683960	10.332898	-3.29%	0
2010	9.886939	10.683960	8.06%	0
2009	7.377233	9.886939	34.02%	0
2008	12.150657	7.377233	-39.29%	0
2007	11.360935	12.150657	6.95%	0
2006	10.987583	11.360935	3.40%	0
2005	10.940178	10.987583	0.43%	0
2004	10.418475	10.940178	5.01%	0
2003*	10.000000	10.418475	4.18%	0
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.631074	8.708046	-9.58%	0
2010	7.736206	9.631074	24.49%	0
2009	5.684407	7.736206	36.10%	0
2008	12.189483	5.684407	-53.37%	0
2007	11.554956	12.189483	5.49%	0
2006	11.722382	11.554956	-1.43%	0
2005	11.827195	11.722382	-0.89%	0
2004	10.732106	11.827195	10.20%	0
2003*	10.000000	10.732106	7.32%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.017071	12.088830	-13.76%	0
2010	10.701300	14.017071	30.98%	0
2009	6.817158	10.701300	56.98%	0
2008	11.699860	6.817158	-41.73%	0
2007	11.878313	11.699860	-1.50%	0
2006	10.915743	11.878313	8.82%	0
2005	10.785320	10.915743	1.21%	0
2004	10.539514	10.785320	2.33%	0
2003*	10.000000	10.539514	5.40%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.380504	11.873853	-4.09%	0
2010	11.553303	12.380504	7.16%	0
2009	9.792453	11.553303	17.98%	0
2008	15.112360	9.792453	-35.20%	0
2007	14.580740	15.112360	3.65%	0
2006	12.556542	14.580740	16.12%	0
2005	12.239260	12.556542	2.59%	0
2004	11.062664	12.239260	10.64%	0
2003*	10.000000	11.062664	10.63%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.579447	10.012785	-5.36%	0
2010*	10.000000	10.579447	5.79%	0

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.349032	12.925308	-3.17%	0
2010	12.244052	13.349032	9.02%	0
2009*	10.000000	12.244052	22.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.144588	8.893389	-2.75%	0
2010	8.472582	9.144588	7.93%	0
2009	7.125206	8.472582	18.91%	0
2008	10.531297	7.125206	-32.34%	0
2007	10.299898	10.531297	2.25%	0
2006*	10.000000	10.299898	3.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.774665	9.958027	1.88%	0
2010	9.571511	9.774665	2.12%	0
2009	8.857785	9.571511	8.06%	0
2008	10.200400	8.857785	-13.16%	0
2007	10.282293	10.200400	-0.80%	0
2006*	10.000000	10.282293	2.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.080566	8.808930	-12.61%	0
2010	9.399862	10.080566	7.24%	0
2009	6.889572	9.399862	36.44%	0
2008	11.653767	6.889572	-40.88%	0
2007	10.578078	11.653767	10.17%	0
2006*	10.000000	10.578078	5.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.920853	8.192875	-8.16%	0
2010	7.833339	8.920853	13.88%	0
2009	5.858157	7.833339	33.72%	0
2008	10.899890	5.858157	-46.25%	0
2007	10.111944	10.899890	7.79%	0
2006*	10.000000	10.111944	1.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.752512	7.303090	-5.80%	0
2010	7.250234	7.752512	6.93%	0
2009	5.757792	7.250234	25.92%	0
2008	9.649399	5.757792	-40.33%	0
2007*	10.000000	9.649399	-3.51%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.237673	7.012264	-14.88%	0
2010	7.409498	8.237673	11.18%	0
2009	5.027453	7.409498	47.38%	0
2008*	10.000000	5.027453	-49.73%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.071894	8.455902	-6.79%	0
2010	7.619853	9.071894	19.06%	0
2009	6.024629	7.619853	26.48%	0
2008*	10.000000	6.024629	-39.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.624968	7.780565	-9.79%	0
2010	7.786821	8.624968	10.76%	0
2009	6.255468	7.786821	24.48%	0
2008*	10.000000	6.255468	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.570822	9.098175	-4.94%	0
2010	8.996970	9.570822	6.38%	0
2009	7.793070	8.996970	15.45%	0
2008*	10.000000	7.793070	-22.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.175133	8.536073	-6.97%	0
2010	8.472770	9.175133	8.29%	0
2009	7.082322	8.472770	19.63%	0
2008*	10.000000	7.082322	-29.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.001328	9.773133	-2.28%	0
2010	9.719148	10.001328	2.90%	0
2009	8.925172	9.719148	8.90%	0
2008*	10.000000	8.925172	-10.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.373666	8.821529	-5.89%	0
2010	8.735285	9.373666	7.31%	0
2009	7.434475	8.735285	17.50%	0
2008*	10.000000	7.434475	-25.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.954527	8.225188	-8.14%	0
2010	8.201738	8.954527	9.18%	0
2009	6.725016	8.201738	21.96%	0
2008*	10.000000	6.725016	-32.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.728461	9.348807	-3.90%	0
2010	9.260280	9.728461	5.06%	0
2009	8.167047	9.260280	13.39%	0
2008*	10.000000	8.167047	-18.33%	0

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.420132	10.667260	2.37%	0
2010	10.128294	10.420132	2.88%	0
2009	9.680228	10.128294	4.63%	0
2008*	10.000000	9.680228	-3.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.319553	11.567171	2.19%	0
2010	10.866539	11.319553	4.17%	0
2009	9.685970	10.866539	12.19%	0
2008*	10.000000	9.685970	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.917118	17.091659	-25.42%	0
2010	20.519067	22.917118	11.69%	0
2009	13.058005	20.519067	57.14%	0
2008	32.218891	13.058005	-59.47%	0
2007	23.035152	32.218891	39.87%	0
2006	17.536604	23.035152	31.35%	0
2005	13.752227	17.536604	27.52%	0
2004	11.851031	13.752227	16.04%	0
2003*	10.000000	11.851031	18.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.397619	14.467799	-25.41%	0
2010	17.371465	19.397619	11.66%	0
2009	11.054930	17.371465	57.14%	0
2008	27.233590	11.054930	-59.41%	0
2007	19.436247	27.233590	40.12%	0
2006	14.770648	19.436247	31.59%	0
2005	11.569404	14.770648	27.67%	0
2004*	10.000000	11.569404	15.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.393021	10.741357	3.35%	0
2010	10.294426	10.393021	0.96%	0
2009	10.404626	10.294426	-1.06%	0
2008	10.024790	10.404626	3.79%	0
2007	9.711379	10.024790	3.23%	0
2006	9.752379	9.711379	-0.42%	0
2005	9.800927	9.752379	-0.50%	0
2004	9.850846	9.800927	-0.51%	0
2003*	10.000000	9.850846	-1.49%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.296233	6.327251	-13.28%	0
2010	6.700997	7.296233	8.88%	0
2009	5.372593	6.700997	24.73%	0
2008*	10.000000	5.372593	-46.27%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.881425	10.998413	-7.43%	0
2010	10.757412	11.881425	10.45%	0
2009	8.777105	10.757412	22.56%	0
2008	14.425009	8.777105	-39.15%	0
2007	14.132458	14.425009	2.07%	0
2006	12.549384	14.132458	12.61%	0
2005	12.066271	12.549384	4.00%	0
2004	10.982748	12.066271	9.87%	0
2003*	10.000000	10.982748	9.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.014433	11.679280	-2.79%	0
2010	11.354906	12.014433	5.81%	0
2009*	10.000000	11.354906	13.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.851239	12.267228	-4.54%	0
2010	11.905432	12.851239	7.94%	0
2009*	10.000000	11.905432	19.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.272304	10.188400	-0.82%	0
2010	10.068080	10.272304	2.03%	0
2009	9.579200	10.068080	5.10%	0
2008	10.579344	9.579200	-9.45%	0
2007	10.421519	10.579344	1.51%	0
2006	10.187233	10.421519	2.30%	0
2005	10.233646	10.187233	-0.45%	0
2004	10.149122	10.233646	0.83%	0
2003*	10.000000	10.149122	1.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.229956	10.816542	-3.68%	0
2010	10.508263	11.229956	6.87%	0
2009	9.154540	10.508263	14.79%	0
2008	12.371392	9.154540	-26.00%	0
2007	12.154730	12.371392	1.78%	0
2006	11.327793	12.154730	7.30%	0
2005	11.159272	11.327793	1.51%	0
2004	10.573615	11.159272	5.54%	0
2003*	10.000000	10.573615	5.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.723814	11.056469	-5.69%	0
2010	10.783596	11.723814	8.72%	0
2009	8.997415	10.783596	19.85%	0
2008	13.611740	8.997415	-33.90%	0
2007	13.311537	13.611740	2.26%	0
2006	12.060634	13.311537	10.37%	0
2005	11.689439	12.060634	3.18%	0
2004	10.823276	11.689439	8.00%	0
2003*	10.000000	10.823276	8.23%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.835391	10.656148	-1.65%	0
2010	10.363091	10.835391	4.56%	0
2009	9.388537	10.363091	10.38%	0
2008	11.469988	9.388537	-18.15%	0
2007	11.247819	11.469988	1.98%	0
2006	10.765898	11.247819	4.48%	0
2005	10.692871	10.765898	0.68%	0
2004	10.356463	10.692871	3.25%	0
2003*	10.000000	10.356463	3.56%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.298420	12.494271	-6.05%	0
2010	12.718628	13.298420	4.56%	0
2009*	10.000000	12.718628	27.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.998329	13.127039	-6.22%	0
2010	11.542486	13.998329	21.28%	0
2009	8.776321	11.542486	31.52%	0
2008	14.371780	8.776321	-38.93%	0
2007	13.894938	14.371780	3.43%	0
2006	13.139756	13.894938	5.75%	0
2005	12.186003	13.139756	7.83%	0
2004	10.949835	12.186003	11.29%	0
2003*	10.000000	10.949835	9.50%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.850799	8.528623	-3.64%	0
2010	9.186079	8.850799	-3.65%	0
2009	9.530074	9.186079	-3.61%	0
2008	9.692055	9.530074	-1.67%	0
2007	9.601113	9.692055	0.95%	0
2006	9.531989	9.601113	0.73%	0
2005	9.635011	9.531989	-1.07%	0
2004	9.919528	9.635011	-2.87%	0
2003*	10.000000	9.919528	-0.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.590672	7.480939	-12.92%	0
2010	7.834232	8.590672	9.66%	0
2009	5.973924	7.834232	31.14%	0
2008*	10.000000	5.973924	-40.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.330137	7.515509	-19.45%	0
2010	9.148061	9.330137	1.99%	0
2009	7.332312	9.148061	24.76%	0
2008	14.213079	7.332312	-48.41%	0
2007	14.366981	14.213079	-1.07%	0
2006	12.180398	14.366981	17.95%	0
2005	11.306214	12.180398	7.73%	0
2004*	10.000000	11.306214	13.06%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.594762	8.013974	-6.76%	0
2010	7.732483	8.594762	11.15%	0
2009	6.204293	7.732483	24.63%	0
2008*	10.000000	6.204293	-37.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.258397	7.472651	-9.51%	0
2010	7.602041	8.258397	8.63%	0
2009	6.192565	7.602041	22.76%	0
2008*	10.000000	6.192565	-38.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.098651	8.376921	-7.93%	0
2010	7.466640	9.098651	21.86%	0
2009	6.116036	7.466640	22.08%	0
2008*	10.000000	6.116036	-38.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.551729	8.990069	-5.88%	0
2010	8.286431	9.551729	15.27%	0
2009	6.591839	8.286431	25.71%	0
2008*	10.000000	6.591839	-34.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.546122	9.119114	-4.47%	0
2010	7.919270	9.546122	20.54%	0
2009	6.462387	7.919270	22.54%	0
2008	12.546713	6.462387	-48.49%	0
2007	11.894616	12.546713	5.48%	0
2006	11.986312	11.894616	-0.77%	0
2005	11.545736	11.986312	3.82%	0
2004	10.588669	11.545736	9.04%	0
2003*	10.000000	10.588669	5.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.445676	11.338201	-8.90%	0
2010	10.212844	12.445676	21.86%	0
2009	8.421901	10.212844	21.27%	0
2008	12.912454	8.421901	-34.78%	0
2007	14.449154	12.912454	-10.64%	0
2006	12.805624	14.449154	12.83%	0
2005	12.929622	12.805624	-0.96%	0
2004	11.469816	12.929622	12.73%	0
2003*	10.000000	11.469816	14.70%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.305151	12.076367	-9.24%	0
2010	11.048713	13.305151	20.42%	0
2009	8.530334	11.048713	29.52%	0
2008	14.363254	8.530334	-40.61%	0
2007	14.633296	14.363254	-1.85%	0
2006	13.589145	14.633296	7.68%	0
2005	12.590579	13.589145	7.93%	0
2004	11.000924	12.590579	14.45%	0
2003*	10.000000	11.000924	10.01%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.102036	7.836417	-3.28%	0
2010	7.426660	8.102036	9.09%	0
2009	6.139095	7.426660	20.97%	0
2008	10.913529	6.139095	-43.75%	0
2007	10.500398	10.913529	3.93%	0
2006*	10.000000	10.500398	5.00%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.642414	8.838867	2.27%	0
2010	6.908981	8.642414	25.09%	0
2009	5.494413	6.908981	25.75%	0
2008*	10.000000	5.494413	-45.06%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.878377	9.642335	-2.39%	0
2010	10.010345	9.878377	-1.32%	0
2009	9.699875	10.010345	3.20%	0
2008*	10.000000	9.699875	-3.00%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.028818	10.993741	-15.62%	0
2010	12.715093	13.028818	2.47%	0
2009*	10.000000	12.715093	27.15%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.359662	10.608627	-6.61%	0
2010	9.596302	11.359662	18.38%	0
2009	7.578283	9.596302	26.63%	0
2008	12.989598	7.578283	-41.66%	0
2007	12.530396	12.989598	3.66%	0
2006	11.436549	12.530396	9.56%	0
2005	11.106843	11.436549	2.97%	0
2004*	10.000000	11.106843	11.07%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.410871	10.942895	-11.83%	0
2010	11.135808	12.410871	11.45%	0
2009	8.292202	11.135808	34.29%	0
2008	14.428504	8.292202	-42.53%	0
2007	14.122532	14.428504	2.17%	0
2006	12.483858	14.122532	13.13%	0
2005	11.359547	12.483858	9.90%	0
2004*	10.000000	11.359547	13.60%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.241312	12.552109	-11.86%	0
2010	12.774309	14.241312	11.48%	0
2009	9.514080	12.774309	34.27%	0
2008	16.550152	9.514080	-42.51%	0
2007	16.195735	16.550152	2.19%	0
2006	14.320836	16.195735	13.09%	0
2005	13.029617	14.320836	9.91%	0
2004	11.375481	13.029617	14.54%	0
2003*	10.000000	11.375481	13.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.032512	11.669679	-3.02%	0
2010	10.880767	12.032512	10.59%	0
2009	9.537177	10.880767	14.09%	0
2008	11.575303	9.537177	-17.61%	0
2007	10.968411	11.575303	5.53%	0
2006	10.614905	10.968411	3.33%	0
2005	10.749440	10.614905	-1.25%	0
2004	10.288844	10.749440	4.48%	0
2003*	10.000000	10.288844	2.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.461772	10.048971	-3.95%	0
2010	9.374198	10.461772	11.60%	0
2009	7.601438	9.374198	23.32%	0
2008	12.855694	7.601438	-40.87%	0
2007	12.813455	12.855694	0.33%	0
2006	11.587314	12.813455	10.58%	0
2005	11.372080	11.587314	1.89%	0
2004	10.813798	11.372080	5.16%	0
2003*	10.000000	10.813798	8.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.720004	8.202075	-5.94%	0
2010	7.354360	8.720004	18.57%	0
2009	5.576358	7.354360	31.88%	0
2008	9.336317	5.576358	-40.27%	0
2007	9.828875	9.336317	-5.01%	0
2006*	10.000000	9.828875	-1.71%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.272679	11.776525	4.47%	0
2010	10.697153	11.272679	5.38%	0
2009*	10.000000	10.697153	6.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.920445	10.628967	-2.67%	0
2010	10.775353	10.920445	1.35%	0
2009*	10.000000	10.775353	7.75%	0

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.832425	9.034420	-8.12%	0
2010	8.921837	9.832425	10.21%	0
2009	7.133274	8.921837	25.07%	0
2008	12.077982	7.133274	-40.94%	0
2007	13.344084	12.077982	-9.49%	0
2006	11.947150	13.344084	11.69%	0
2005	11.782359	11.947150	1.40%	0
2004	11.005673	11.782359	7.06%	0
2003*	10.000000	11.005673	10.06%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.959548	9.571938	-19.96%	0
2010	11.281097	11.959548	6.01%	0
2009	9.394428	11.281097	20.08%	0
2008	17.397758	9.394428	-46.00%	0
2007	16.666060	17.397758	4.39%	0
2006	13.541716	16.666060	23.07%	0
2005	12.525374	13.541716	8.11%	0
2004	11.187749	12.525374	11.96%	0
2003*	10.000000	11.187749	11.88%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.480374	9.878969	-20.84%	0
2010	10.722609	12.480374	16.39%	0
2009	6.790000	10.722609	57.92%	0
2008	11.192653	6.790000	-39.34%	0
2007	11.011179	11.192653	1.65%	0
2006	10.838103	11.011179	1.60%	0
2005	10.641619	10.838103	1.85%	0
2004	10.515496	10.641619	1.20%	0
2003*	10.000000	10.515498	5.15%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.503856	9.652764	1.57%	0
2010	9.230718	9.503856	2.96%	0
2009	8.758719	9.230718	5.39%	0
2008	10.152051	8.758719	-13.72%	0
2007	10.016048	10.152051	1.36%	0
2006	10.037002	10.016048	-0.21%	0
2005	10.021906	10.037002	0.15%	0
2004	9.994478	10.021906	0.27%	0
2003*	10.000000	9.994478	-0.06%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.730847	14.460887	-8.07%	0
2010	12.878273	15.730847	22.15%	0
2009*	10.000000	12.878273	28.78%	0

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code").  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified Contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in 3 respects:

(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:

a)	the contract value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by qualified plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a qualified plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of qualified plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities, and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or another eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's Roth IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire Contract Value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from individual retirement accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, individual retirement accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the 5-year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5-year rule generally is satisfied if the distribution is not made within the 5 year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

Commencing after December 31, 2010, the Code provides that if only a portion of a nonqualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract.  This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized.  The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not.  All other benefits under the contract (e.g., death benefit) would also be reduced pro rata.  For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.

In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In June 2011 the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons.   The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments.  For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.  See also, Non-Qualified Contracts - Natural Persons as Contract Owners, above.

Additional Medicare Tax

The 2010 Health Care Act added Section 1411 to the Code, which imposes an additional tax of 3.8% on certain unearned income of individuals, trusts, and estates, for tax years commencing after December 31, 2012.  The additional tax will apply to the lesser of: (a) the taxpayer’s net investment income; and (b) the excess of the taxpayer’s modified adjusted gross income over a threshold amount (the threshold amount is $250,000 in the case of a joint return or surviving spouse; $125,000 in the case of a married individual filing a separate return; and $200,000 in any other case).  "Net investment income" is equal to the sum of: (i) gross income from interest, dividends, annuities, royalties, and rents (other than income derived from any trade or business to which the tax does not apply); (ii) other gross income derived from any business to which the tax applies; and (iii) net gain (to the extent taken into account in computing taxable income) attributable to the disposition of property other than property held in a trade or business to which the tax does not apply; less (iv) deductions properly allocable to such income.  Although no official guidance has been provided, it appears that any amounts that are treatable as taxable distributions when they are paid from an annuity contract would be included in the computation of net investment income.

Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law.  Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.  To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension, or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in Section 457(e)(1)(A) or individual retirement plans; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a)	an individual who is 2 or more generations younger than the contract owner; or

(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a "toll charge" is paid to the Internal Revenue Service.

The amount of the "toll charge" will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than 1 beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0.

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within 1 year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5th year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities and qualified plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, qualified plans and certain governmental 457 plans to "roll" money from 1 plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.